Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Millennial Media Inc.
Entity Central Index Key	0001372375
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 123,472	$ 16,707	$ 21,657	$ 27,803	$ 19,171	$ 10,200
Accounts receivable, net of allowances of $1,034, $1,216 and $,1,634 as of December 31, 2010 and 2011 and June 30, 2012, respectively	43,123	34,986		19,978
Prepaid expenses and other current assets	1,808	1,417		352
Total current assets	168,403	53,110		48,133
Property and equipment, net	4,781	3,688		741
Goodwill	1,348	1,348
Intangible assets, net	1,046	1,179		66
Deferred offering costs		1,985
Other assets	636	575		175
Total assets	176,214	61,885		49,115
Current liabilities:
Accounts payable and accrued expenses	2,687	2,883		1,020
Accrued cost of revenue	24,011	20,963		13,054
Accrued payroll and payroll related expenses	4,750	5,153		3,137
Deferred revenue	100	157		351
Total current liabilities	31,548	29,156		17,562
Series B warrant outstanding		183		105
Other long-term liabilities	287	299		140
Total liabilities	31,835	29,638		17,807
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	0	76,668		71,622	41,202	23,476
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012
Common stock, $0.001 par value, 74,892,833, 74,892,833 and 250,000,000 shares authorized, 16,258,297, 18,011,035 and 76,122,017 shares issued and outstanding, as of December 31, 2010 and 2011 and June 30, 2012, respectively	75	17		16
Additional paid-in capital	195,184
Accumulated other comprehensive loss	(59)	(25)		(11)
Accumulated deficit	(50,821)	(44,413)		(40,319)
Total stockholders' (deficit) equity	144,379	(44,421)		(40,314)	(25,256)	(16,165)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	176,214	61,885		49,115
Series A-1 preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		1,880		1,757	1,640	1,531
Series A-2 preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		7,033		6,571	6,138	5,734
Series B preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		19,882		18,576	17,354	16,211
Series C preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		18,441		17,216	16,070
Series D preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		$ 29,432		$ 27,502

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Apr. 03, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances (in dollars)	$ 1,634		$ 1,216	$ 1,034
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000		47,729,753
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000		74,892,833	74,892,833
Common stock, shares issued	76,122,017		18,011,035	16,258,297
Common stock, shares outstanding	76,122,017		18,011,035	16,258,297
Series A-1 preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	6,341,465	6,341,465
Preferred stock, shares issued	0	6,341,465	6,341,465	6,341,465
Preferred stock, shares outstanding	0	0	6,341,465	6,341,465
Series A-2 preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	9,448,220	9,448,220
Preferred stock, shares issued	0	9,448,220	9,448,220	9,448,220
Preferred stock, shares outstanding	0	0	9,448,220	9,448,220
Series B preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	12,737,605	12,737,605
Preferred stock, shares issued	0	12,686,855	12,686,855	12,686,855
Preferred stock, shares outstanding	0	0	12,686,855	12,686,855
Series C preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	10,759,630	10,759,630
Preferred stock, shares issued	0	10,759,630	10,759,630	10,759,630
Preferred stock, shares outstanding	0	0	10,759,630	10,759,630
Series D preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	8,442,833	8,442,833
Preferred stock, shares issued	0	8,442,833	8,442,833	8,442,833
Preferred stock, shares outstanding	0	0	8,442,833	8,442,833

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 72,342	$ 43,940	$ 103,678	$ 47,828	$ 16,220
Cost of revenue	43,677	27,244	63,595	31,602	11,596
Gross profit	28,665	16,696	40,083	16,226	4,624
Operating expenses:
Sales and marketing	10,638	6,974	14,255	8,508	4,609
Technology and development	5,417	1,798	5,181	2,175	1,095
General and administrative	17,939	8,565	21,321	12,535	6,326
Total operating expenses	33,994	17,337	40,757	23,218	12,030
Loss from operations	(5,329)	(641)	(674)	(6,992)	(7,406)
Other income (expense):
Interest expense	(37)	(1)	(21)	(28)	(144)
Other income (expense)	(834)	(26)	(78)	(79)
Total other income (expense)	(871)	(27)	(99)	(107)	(144)
Loss before income taxes	(6,200)	(668)	(773)	(7,099)	(7,550)
Income tax benefit (expense)	(10)	493	486	(22)
Net loss	(6,210)	(175)	(287)	(7,121)	(7,550)
Accretion of dividends on redeemable convertible preferred stock	(1,328)	(2,469)	(5,022)	(2,933)	(1,793)
Net loss attributable to common stockholders	(7,538)	(2,644)	(5,309)	(10,054)	(9,343)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.17)	$ (0.16)	$ (0.32)	$ (0.56)	$ (0.56)
Weighted average common shares outstanding:
Basic and diluted (in shares)	44,860,018	16,303,807	16,362,810	17,965,893	16,783,411
Stock-based compensation expense included above:
Stock-based compensation expense	2,047	499	1,832	412	212
Sales and marketing
Stock-based compensation expense included above:
Stock-based compensation expense	124	63	130	128	99
Technology and development
Stock-based compensation expense included above:
Stock-based compensation expense	852	236	1,007	12	12
General and administrative
Stock-based compensation expense included above:
Stock-based compensation expense	$ 1,071	$ 200	$ 695	$ 272	$ 101

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (6,210)	$ (175)	$ (287)	$ (7,121)	$ (7,550)
Other comprehensive income (loss):
Foreign currency translation adjustments	(34)	3	(14)	(11)
Total comprehensive loss	$ (6,244)	$ (172)	$ (301)	$ (7,132)	$ (7,550)

Consolidated Statement of Changes in Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2008	$ (16,165)	$ 3			$ (16,168)
Balance (in shares) at Dec. 31, 2008		16,457,260
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	53	1	52
Exercise of stock options (in shares)		704,625
Stock-based compensation expense	212		212
Accretion of dividends on redeemable convertible preferred stock	(1,793)		(251)		(1,542)
Accretion of issuance costs on redeemable convertible preferred stock	(13)				(13)
Issuance of common stock from initial public offering, net of issuance costs	15,920
Net loss	(7,550)				(7,550)
Balance at Dec. 31, 2009	(25,256)	17			(25,273)
Balance (in shares) at Dec. 31, 2009		17,161,885
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	127	1	126
Exercise of stock options (in shares)		1,098,241
Stock-based compensation expense	412		412
Accretion of dividends on redeemable convertible preferred stock	(2,933)		(538)		(2,395)
Accretion of issuance costs on redeemable convertible preferred stock	(27)				(27)
Issuance of common stock from initial public offering, net of issuance costs	27,460
Net loss	(7,121)				(7,121)
Foreign currency translation adjustments	(11)			(11)
Balance at Dec. 31, 2010	(40,314)	16		(11)	(40,319)
Balance (in shares) at Dec. 31, 2010	16,258,297	16,258,297
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	166		166
Exercise of stock options (in shares)		581,090
Stock-based compensation expense	1,832		1,832
Accretion of dividends on redeemable convertible preferred stock	(5,022)		(2,073)		(2,949)
Accretion of issuance costs on redeemable convertible preferred stock	(31)				(31)
Net loss	(287)				(287)
Foreign currency translation adjustments	(14)			(14)
Balance at Dec. 31, 2011	(44,421)	17		(25)	(44,413)
Balance (in shares) at Dec. 31, 2011	18,011,035	18,011,035
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	232		232
Exercise of stock options (in shares)		558,709
Stock-based compensation expense	2,047		2,047
Accretion of dividends on redeemable convertible preferred stock	(1,328)		(1,136)		(192)
Accretion of issuance costs on redeemable convertible preferred stock	(6)				(6)
Conversion of redeemable convertible preferred stock to common stock	78,003	48	77,955
Conversion of redeemable convertible preferred stock to common stock (in shares)		47,679,003
Conversion of Series B warrant to common stock warrant	1,017		1,017
Issuance of common stock from initial public offering, net of issuance costs	115,079	10	115,069
Issuance of common stock from initial public offering, net of issuance costs (in shares)		9,873,270
Net loss	(6,210)				(6,210)
Foreign currency translation adjustments	(34)			(34)
Balance at Jun. 30, 2012	$ 144,379	$ 75	$ 195,184	$ (59)	$ (50,821)
Balance (in shares) at Jun. 30, 2012	76,122,017	76,122,017

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (6,210)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Stock-based compensation expense	2,047
Non-cash change in fair value of Series B warrant	834
Bad debt expense	647
Depreciation and amortization	962
Amortization of deferred financing fees	14
Changes in assets and liabilities, net of acquired balances:
Accounts receivable	(8,783)
Prepaid expenses and other current assets	(389)
Other assets	(103)
Accounts payable and accrued expenses	1,788
Accrued cost of revenue	3,048
Accrued payroll and payroll related expenses	(405)
Other long-term liabilities	(12)
Deferred revenue	(57)
Net cash and cash equivalents used in operating activities	(6,619)
Cash flows from investing activities
Purchases of property and equipment	(1,922)
Net cash and cash equivalents used in investing activities	(1,922)
Cash flows from financing activities
Proceeds from issuance of common stock, net of offering costs	115,079
Proceeds from exercises of stock options	232
Net cash and cash equivalents (used in) provided by financing activities	115,311
Effect of exchange rates on cash and cash equivalents	(5)
Net (decrease) increase in cash and cash equivalents	106,765
Cash and cash equivalents, beginning of the period	16,707
Cash and cash equivalents, end of the period	123,472
Supplemental disclosure of noncash investing and financing activities
Accretion of dividends on redeemable convertible preferred stock	1,328
Accretion of issuance costs on redeemable convertible preferred stock	$ 6

Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business
Description of Business

1. Description of Business

        Millennial Media, Inc. (the "Company") was incorporated in the state of Delaware in May 2006. The Company is engaged in the business of providing mobile advertising solutions to advertisers and developers. Its technology, tools and services help developers to maximize their advertising revenue, acquire users and gain insight about their users. The Company offers advertisers significant audience reach, sophisticated targeting capabilities and the ability to deliver rich and engaging ad experiences to consumers on their mobile connected devices.

        On April 3, 2012, the Company closed its initial public offering ("IPO") of common stock in which the Company sold and issued 9,873,270 shares of common stock. Upon closing of the IPO, all of the redeemable convertible preferred stock outstanding automatically converted into 47,679,003 shares of common stock, based on the shares of redeemable convertible preferred stock outstanding as of April 3, 2012. In addition, the outstanding Series B warrant automatically converted into a warrant to purchase common stock, and the preferred stock warrant liability of $1.0 million as of April 3, 2012 was reclassified to additional paid-in capital.

1. Description of Business

        Millennial Media, Inc. (the "Company") was incorporated in the state of Delaware in May 2006. The Company is engaged in the business of providing mobile advertising solutions to advertisers and developers. Its technology, tools and services help developers to maximize their advertising revenue, acquire users and gain insight about their users. The Company offers advertisers significant audience reach, sophisticated targeting capabilities and the ability to deliver rich and engaging ad experiences to consumers on their mobile connected devices.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Principles of Consolidation

        The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying unaudited consolidated financial statements.

  Interim Consolidated Financial Information

        The accompanying unaudited consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") as contained in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification" or "ASC") for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the Company's financial position, results of operations, changes in stockholders' (deficit) equity and cash flows. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related footnotes appearing elsewhere in this prospectus.

  Recently Adopted Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis.

        The Company adopted ASU 2011-04 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted ASU 2011-08 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

  Use of Estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, and are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance are individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2011 and June 30, 2012 there was $157,000 and $100,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying unaudited consolidated balance sheets.

  Cost of Revenue

        Cost of revenue consists primarily of amounts due to developers for the advertising utilized in running mobile advertisements. These amounts are typically either a percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or a fixed fee for the ad space.

        The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalent accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        During the six months ended June 30, 2011, one customer accounted for approximately 11% of revenue. During the six months ended June 30, 2012, no customers accounted for 10% or greater of revenue.

        As of December 31, 2011 and June 30, 2012, no customer accounted for greater than 10% of accounts receivable.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the unaudited consolidated balance sheets.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies.

        Stock options are granted with exercise prices not less than the fair market value of the Company's common stock at the date of grant. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited. Options generally vest ratably over a four-year period, except those options granted to non-employees, portions of which may vest immediately or ratably over two years. Options expire ten years from the date of grant.

2. Summary of Significant Accounting Policies

  Principles of Consolidation

        The consolidated financial statements include the accounts of Millennial Media, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

  Recently Adopted Accounting Pronouncements

        In October 2009, the FASB issued Accounting Standards Update ("ASU") No. 2009-13, "Revenue Recognition—Multiple Deliverable Revenue Arrangements," which amends the criteria for evaluating the individual elements in a multiple deliverable revenue arrangement and how to allocate the consideration received to the individual elements. The guidance was effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this standard effective January 1, 2011. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

        In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' (deficit) equity. Instead, it requires entities to report components of comprehensive income (loss) in either a single continuous statement of net income and comprehensive income (loss) or in two separate but consecutive statements. In October 2011, the FASB proposed a deferral of the requirement of ASU No. 2011-05 to present certain reclassifications of other comprehensive income on the face of the income statement. Companies, however, would still be required to adopt the other requirements of this pronouncement. ASU No. 2011-05, which should be applied retrospectively, is effective for annual or interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-05 effective January 1, 2011 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

             Recent Accounting Pronouncements Not Yet Adopted

        In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis. For public companies, the ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This guidance is effective for interim and annual financial periods beginning after December 15, 2011, although early adoption is permitted. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

  Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company's common stock and assumptions used for purposes of determining stock-based compensation, the value of the Series B warrant, and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities as well as reporting revenue and expenses during the periods presented.

  Cash and Cash Equivalents

        Cash and cash equivalents consist of checking accounts and a money market account. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company maintains cash balances in financial institutions in amounts greater than federally insured limits.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, which are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2010 and 2011, there was $351,000 and $157,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying consolidated balance sheets.

  Cost of Revenue

        Cost of revenue consists primarily of agreed-upon amounts due to developers for advertising space utilized in running mobile advertisements. These amounts are typically agreed upon in advance as either a  fixed percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or as a fixed fee for the ad space. The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue in the accompanying consolidated balance sheets.

  Fair Value Measurements

        The carrying amounts of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate their respective fair values due to their short-term nature. The Company's Series B warrant is recorded at fair value.

        The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

  •
  Level 1.  Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

  •
  Level 2.  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

  •
  Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

  Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2010 and 2011 (in thousands):

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$2,407	$2,407	$—	$—

	$2,407	$2,407	$—	$—

Liabilities:
Series B warrant(2)	$105	$—	$—	$105

	$105	$—	$—	$105

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

    (1)
    Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.

    (2)
    The Company used an option pricing model to determine the fair value of the Series B preferred stock warrant. Significant inputs included an estimate of the fair value of the Company's Series B preferred stock, the remaining contractual life of the warrant, a risk free rate of interest, and an estimate of the Company's stock volatility using the volatilities of guideline peer companies.

  Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

        The following table presents the changes in the Company's Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Series B Warrant
	2009	2010	2011
Beginning balance at January 1	$26	$26	$105
Unrealized loss included in earnings	—	79	78

Ending balance at December 31	$26	$105	$183

        No change in fair value was recorded in the statement of operations for the year ended December 31, 2009 as any change in fair value was de minimis.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. All of the Company's cash and cash equivalents are held at financial institutions that management believes to be of high credit quality. The Company's cash and cash equivalent accounts exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        One customer accounted for 11% of revenue for the year ended December 31, 2009. During the years ended December 31, 2010 and 2011, there were no customers that accounted for more than 10% of revenue or greater than 10% of outstanding receivables at year end.

        During the years ended December 31, 2009 and 2010, cost of revenue from one developer (vendor) comprised 42% and 26%, respectively, of total cost of revenue. No developer (vendor) comprised greater than 10% of total cost of revenue for the year ended December 31, 2011.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the consolidated balance sheets.

  Property and Equipment

        Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Depreciation and amortization is provided over the estimated useful lives of the related assets using the straight-line method.

        The estimated useful lives for significant property and equipment categories are as follows:

Office furniture and fixtures	7 years
Computer equipment	3 years
Purchased software	3 years
Internally developed software	3 years
Leasehold improvements	Lesser of remaining lease term or useful life

        Repairs and maintenance costs are charged to expense as incurred.

  Internally Developed Software

        The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: the preliminary project stage (all costs expensed as incurred), the application development stage (costs are capitalized) and the post-implementation/ operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software once it is ready for its intended use. Capitalized software development costs of $2.1 million have been included in property and equipment in the consolidated balance sheet as of December 31, 2011. Amortization expense for the related capitalized internally developed software for the years ended December 31, 2009, 2010, and 2011 totaled $0, $0, and $79,000, respectively, and is included in technology and development expense in the accompanying consolidated statements of operations.

  Goodwill

        As a result of the Company's acquisition of Condaptive, Inc. (see Note 3) in May 2011, the Company recorded goodwill. Goodwill represents the excess of: (a) the aggregate of the fair value of consideration transferred in a business combination, over (b) the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to annual impairment tests. The Company tests goodwill for impairment annually on October 1st or more frequently if events or changes in business circumstances indicate the asset might be impaired. Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of the reporting unit to the carrying value of the net assets assigned to the reporting unit. If the fair value of the reporting unit is greater than the carrying value of the net assets assigned to the reporting unit, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit's carrying value, step two is performed to measure the amount of the impairment, if any. In the second step, the fair value of goodwill is determined by deducting the fair value of the reporting unit's identifiable assets and liabilities from the fair value of the reporting unit as a whole, as if the reporting unit had just been acquired and the fair value was being initially allocated. If the carrying value of goodwill exceeds the implied fair value, an impairment charge would be recorded in the period the determination is made.

        The Company has determined that it has a single, entity-wide reporting unit. To determine the fair value of the Company's entity-wide reporting unit, the Company primarily uses a discounted cash flow analysis, which requires significant assumptions and estimates about future operations. Significant judgments inherent in this analysis include the determination of an appropriate discount rate, estimated terminal value and the amount and timing of expected future cash flows. The Company may also determine fair value of its reporting unit using a market approach by applying multiples of earnings of peer companies to the operating results of the reporting unit.

        As a result of the Company's annual impairment testing as of October 1, 2011, goodwill was not considered impaired and as such, no impairment charges were recorded.

  Identifiable Intangible Assets

        The Company acquired intangible assets in connection with its business acquisitions. These assets were recorded at their estimated fair values at the acquisition date and are being amortized over their respective estimated useful lives using the straight-line method.

        The estimated useful lives used in computing amortization are as follows:

Intellectual property	10 years
Developed technology	5 years

  Deferred Offering Costs

        Deferred offering costs of $2.0 million are included on the consolidated balance sheets as of December 31, 2011. Upon the consummation of the initial public offering, these amounts will be offset against the proceeds of the offering and included in stockholders' (deficit) equity. If the offering is terminated, the deferred offering costs will be expensed.

  Impairment of Long-Lived Assets

        The Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset or asset group to future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are not recoverable, the impairment to be recognized, if any, is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets or asset group. Assets held for sale are reported at the lower of the carrying amount or fair value, less costs to sell. As of December 31, 2010 and 2011, management does not believe any long-lived assets are impaired and has not identified any assets as being held for sale.

  Income Taxes

        Income taxes are accounted for under the asset and liability method of accounting. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

        The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based on the technical merits of the position, it is more likely than not that the position will be sustained upon examination by the taxing authorities.

        The Company has a policy to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising costs totaled $73,000, $116,000, and $184,000 for the years ended December 31, 2009, 2010, and 2011, respectively. Advertising costs are included within sales and marketing expense on the consolidated statements of operations.

  Technology and Development

        Technology and development expense primarily consists of salaries and payroll-related costs for development employees, including stock-based compensation and bonuses. Additional expenses include costs related to the development, quality assurance and testing of new technology and enhancement of existing technology, amortization of internally developed software related to the Company's technology infrastructure, consulting, travel and other related overhead.

        Technology and development costs are expensed as incurred, except for certain costs relating to internally developed software, which are capitalized and amortized on a straight line basis over three years once the asset is placed in service.

  Foreign Operations and Currency Translation

        Beginning in 2010, the consolidated financial statements include the results of the Company's wholly-owned subsidiaries whose books and records are maintained in a functional currency other than U.S. Dollars. These results have been translated into U.S. Dollars in the accompanying consolidated financial statements. There were no foreign operations prior to 2010.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

  Basic and Dilutive Loss per Common Share

        The Company uses the two-class method to compute net loss per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company's redeemable convertible preferred stock and the restricted common stock issued in the Condaptive acquisition (see Note 3) are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders, and as a result are considered participating securities.

        Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the "if-converted" method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or "if-converted") as its diluted net income per share during the period. Due to net losses for the years ended December 31, 2009, 2010, and 2011, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been antidilutive.

Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

        The carrying amounts of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate their respective fair values due to their short-term nature. Prior to its conversion to a common stock warrant on April 3, 2012, the Company's preferred stock warrant was recorded at fair value.

        The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

  •
  Level 1.  Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

  •
  Level 2.  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

  •
  Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

  Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments. The following table summarizes the conclusions reached as of December 31, 2011 and June 30, 2012 (in thousands):

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

	Balance at June 30, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$108,411	$108,411	$—	$—

	$108,411	$108,411	$—	$—

    (1)
    Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.

    (2)
    The Company used an option pricing model to determine the fair value of the Series B preferred stock warrant. Significant inputs included an estimate of the fair value of the Company's stock, the remaining contractual life of the warrant, a risk free rate of interest, and an estimate of the Company's stock volatility using the volatilities of guideline peer companies.

Series B Warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Series B Warrant
Series B Warrant

4. Series B Warrant

        The Company was a party to a derivative financial instrument in which it issued a Series B warrant allowing the holder to purchase 50,750 shares of Series B preferred stock. The warrant was issued in conjunction with a long-term debt borrowing in 2008. The warrant had a term of 10 years and a stated exercise price of $1.18 per share and could be exercised in whole or in part at any time. The warrant included a cashless exercise option which allowed the holder to receive fewer shares of Series B preferred stock in exchange for the warrant rather than paying cash to exercise. As of December 31, 2011, the warrant was classified as a liability in the accompanying consolidated balance sheet and adjusted to fair value due to the fact that it was exercisable into a redeemable security.

        The fair value of the warrant was estimated to be $183,000 at December 31, 2011. On April 3, 2012, upon closing of the Company's IPO, the warrant converted from a warrant to purchase Series B preferred stock to a warrant to purchase common stock and the liability at its then fair value of $1.0 million was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other income (expense) in the accompanying unaudited consolidated statements of operations. The Company recorded other expense of $26,000 for the six months ended June 30, 2011 related to the fair value adjustment of the warrant.

        The Company recorded other expense of $1.1 million for the six months ended June 30, 2012 related to the fair value adjustment of the warrant. No further changes in fair value will be recognized in other income (expense).

8. Series B Warrant

        The Company is a party to a derivative financial instrument in which it issued a Series B warrant allowing the holder to purchase 50,750 shares of Series B preferred stock. The warrant was issued in conjunction with the 2008 long-term debt borrowing (see Note 7). The warrant has a term of 10 years and a stated exercise price of $1.18 per share and may be exercised in whole or in part at any time. The warrant also includes a cashless exercise option which allows the holder to receive fewer shares of Series B preferred stock in exchange for the warrant rather than paying cash to exercise. The warrant is classified as a liability in the accompanying consolidated balance sheets and adjusted to fair value due to the fact that it is currently exercisable into a redeemable security.

        The fair value of the warrant was estimated to be $105,000 and $183,000 at December 31, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010, and 2011, all changes in the fair value of the warrant were recorded in other expense in the accompanying consolidated statement of operations. The Company recorded expense of $0, $79,000, and $78,000 for the years ended December 31, 2009, 2010, and 2011, respectively, related to the fair value adjustment of the warrant.

Redeemable Convertible Preferred Stock ("preferred stock")	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Redeemable Convertible Preferred Stock ("preferred stock")
Redeemable Convertible Preferred Stock ("preferred stock")

5. Redeemable Convertible Preferred Stock ("preferred stock")

        The following table summarizes the Company's issuances of preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

        Series A-1, Series A-2, Series B, Series C, and Series D are collectively referred to as the Series Preferred. Price per share above for each series of preferred stock excludes the cost of issuance.

  Summary of Activity

        The following table presents a summary of activity for the Series Preferred issued and outstanding for the six months ended June 30, 2012 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668
Preferred stock dividends accreted for Series A-1 preferred stock	32	—	—	—	—	32
Preferred stock dividends accreted for Series A-2 preferred stock	—	120	—	—	—	120
Preferred stock dividends accreted for Series B preferred stock	—	—	343	—	—	343
Preferred stock dividends accreted for Series C preferred stock	—	—	—	320	—	320
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	514	514
Accretion of issuance costs	—	—	1	3	2	6
Conversion of preferred stock to common stock	(1,912)	(7,153)	(20,226)	(18,764)	(29,948)	(78,003)

Balance, June 30, 2012	$—	$—	$—	$—	$—	$—

        Upon closing of the Company's IPO, all outstanding shares of convertible preferred stock converted into an aggregate of 47,679,003 shares of common stock. In addition, immediately following the closing of the IPO, the Company's certificate of incorporation was amended to authorize 5,000,000 shares of undesignated preferred stock and 250,000,000 shares of common stock.

9. Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")

        The Company is authorized to issue two classes of stock to be designated common stock and preferred stock. The Company is authorized to issue a total of 122,622,586 shares, of which 74,892,833 shares are common stock and 47,729,753 shares are preferred stock. Both the common stock and preferred stock have a par value of $0.001 per share.

  Common Stock

  Liquidation Rights

        In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of outstanding preferred stock.

  Dividends and Voting Rights

        The holders of common stock are entitled to receive dividends if and when declared by the Company, but not until all dividends on preferred stock have been either (i) paid or (ii) declared and the Company has set aside funds to pay those dividends declared. Holders of common stock have the right to one vote per share.

  Preferred Stock

        The following table summarizes the issuances of preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

        Series A-1, Series A-2, Series B, Series C, and Series D are collectively referred to as the Series Preferred. Each of the prices per share above is referred to as the Original Issue Price, and excludes the cost of issuance.

        The Company incurred approximately $80,000, $41,000, and $0 of issuance costs during the years ended December 31, 2009, 2010, and 2011, respectively, in connection with the issuance of various classes of the Series Preferred. Such costs have been recorded as a reduction of the carrying amount of the Series Preferred and are being accreted through a charge to additional paid-in capital or accumulated deficit through December 23, 2015 using the effective interest method. The related accretion for the years ended December 31, 2009, 2010, and 2011 was $13,000, $27,000, and $31,000, respectively.

  Summary of Activity

        The following table presents a summary of activity for the Series Preferred issued and outstanding for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, January 1, 2009	$1,531	$5,734	$16,211	$—	$—	$23,476
Issuance of Series C preferred stock, less offering costs of $80	—	—	—	15,920	—	15,920
Preferred stock dividends accreted for Series A-1 preferred stock	107	—	—	—	—	107
Preferred stock dividends accreted for Series A-2 preferred stock	—	402	—	—	—	402
Preferred stock dividends accreted for Series B preferred stock	—	—	1,137	—	—	1,137
Preferred stock dividends accreted for Series C preferred stock	—	—	—	147	—	147
Accretion of issuance costs	2	2	6	3	—	13

Balance, December 31, 2009	$1,640	$6,138	$17,354	$16,070	$—	$41,202
Issuance of Series D preferred stock, less offering costs of $41	—	—	—	—	27,460	27,460
Preferred stock dividends accreted for Series A-1 preferred stock	115	—	—	—	—	115
Preferred stock dividends accreted for Series A-2 preferred stock	—	430	—	—	—	430
Preferred stock dividends accreted for Series B preferred stock	—	—	1,216	—	—	1,216
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,130	—	1,130
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	42	42
Accretion of issuance costs	2	3	6	16	—	27

Balance, December 31, 2010	$1,757	$6,571	$18,576	$17,216	$27,502	$71,622
Adjustment to offering costs associated with Series D issuance	—	—	—	—	(7)	(7)
Preferred stock dividends accreted for Series A-1 preferred stock	123	—	—	—	—	123
Preferred stock dividends accreted for Series A-2 preferred stock	—	460	—	—	—	460
Preferred stock dividends accreted for Series B preferred stock	—	—	1,301	—	—	1,301
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,209	—	1,209
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	1,929	1,929
Accretion of issuance costs	—	2	5	16	8	31

Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668

  Redemption

        The Company is obligated to redeem the Series Preferred if the holders of at least sixty-seven percent (67%) of the outstanding shares of Series Preferred, voting together as a single class on an as-if converted to common stock basis, require the Company to redeem all of the then outstanding Series Preferred of such holders in two equal annual installments beginning at any date on or after the fifth anniversary of the date the Series D was issued ("Original Issue Date"), or December 23, 2010, and ending on the date one year from such first redemption date. Shares subject to redemption will be redeemed from each holder of Series Preferred on a pro rata basis, based on the number of shares of Series Preferred then held. Any such redemption of the Series Preferred will be made on a ratable basis among the holders of Series A-1, Series A-2 (together "Series A"), Series B, Series C and Series D that request such redemption. In the event that the assets of the Company available for payment of such redemption amounts are less than the applicable Preferential Amount, the available funds shall be paid first in payment in full of the applicable Original Issue Price (the "Initial Preference Payment") and then in payment of all unpaid dividends (whether or not declared) and all declared but unpaid dividends (the "Accrued Dividends"). Together, the Initial Preference Payment and the Accrued Dividends equal the "Preferential Amount." As the Series Preferred are considered redeemable outside of the Company's control for accounting purposes, outstanding balances have been recorded as mezzanine equity within the consolidated balance sheets. The Company has elected to accrete the difference between the carrying value of the Series Preferred and the redemption amount (which includes accrued but undeclared/unpaid dividends) over the period to the first potential redemption date.

  Voting Rights

        Each holder of shares of the Series Preferred is entitled to the number of votes equal to the number of shares of common stock into which such shares of Series Preferred are convertible. Voting rights are consistent with the rights of holders of common stock, except as otherwise required by law or as specified in the Company's Articles of Incorporation.

  Liquidation Rights

        Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary (a "Liquidation Event"), before any distribution or payment is made to the holders of any common stock, the holders of Series Preferred are entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in such transaction, for each share of Series Preferred held by them, an amount per share of Series Preferred equal to the applicable Initial Preference Payment. If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) are insufficient to make payment in full to all holders of Series Preferred of the Initial Preference Payment, such assets (or consideration) shall be distributed among the holders of Series Preferred at the time outstanding ratably in proportion to the full amounts of Initial Preference Payment to which they would otherwise be respectively entitled if such amounts had been paid in full.

        After payment of the full Initial Preference Payment to the holders of Series Preferred, and before any distribution or payment is made to the holders of any common stock, the holders of Series Preferred shall be entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in connection with such Liquidation Event, for each share of Series Preferred held by them, an amount per share of Series Preferred equal to the Accrued Dividends (and together with the Initial Preference Payment, the "Liquidation Preference"). If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) are sufficient to make payment in full of the Initial Preference Payment but insufficient to make payment in full to all holders of Series Preferred of the Accrued Dividends, then such assets (or consideration) that remain available for distribution after payment in full of the Initial Preference Payment shall be distributed among the holders of Series Preferred at the time outstanding, ratably in proportion to the full amounts of Accrued Dividends to which they would otherwise be respectively entitled if such amounts had been paid in full.

        Solely for purposes of determining the amount each holder of shares of Series Preferred is entitled to receive with respect to a Liquidation Event, each series of Series Preferred shall be treated as if all holders of such series had converted such holder's shares of such series into shares of common stock immediately prior to the Liquidation Event if, as a result of an actual conversion of any series of Series Preferred holders of such series would receive (with respect to such series), in the aggregate, an amount greater than the amount that would be distributed to holders of such series if such holders had not converted such series of Series Preferred into shares of common stock.

  Conversion Rights

        The holders of the Company's Series Preferred are entitled to convert their shares into common stock at any time. The number of shares of common stock issued upon conversion is determined based on the number of converted Series Preferred and the conversion rate. The conversion rate varies based upon the occurrence of certain events, such as stock splits, business combinations, issuances of common stock dividends and distributions, recapitalizations, mergers, consolidations, and sales of common stock below the Series Preferred conversion price. As of December 31, 2010 and 2011, the conversion price of each series of Series Preferred was equal to the Original Issue Price of such series.

        Each share of the Series A will automatically be converted into shares of common stock, at any time upon the affirmative election of the holders of at least sixty percent (60%) of the then-outstanding shares of the Series A, voting together as a single class on an as-if converted to common stock basis. Each share of the Series B will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the then-outstanding shares of the Series B, voting together as a single class. Each share of the Series C will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the then-outstanding shares of the Series C Preferred, voting together as a single class. Each share of the Series D Preferred will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least sixty seven percent (67%) of the then-outstanding shares of the Series D Preferred, voting together as a single class. Each share of the Series Preferred will automatically be converted into shares of common stock immediately upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company in which the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $25.0 million with a pre-money valuation of the Company of at least $250.0 million. Upon such automatic conversion, any declared and unpaid dividends will be paid.

  Dividend Rights

        Holders of Series Preferred, in preference to the holders of common stock, are entitled to receive, (A) when, as and if declared by the Board of Directors (the "Board"), but only out of funds that are legally available, (B) upon a Liquidation Event, or (C) upon the redemption of the Series Preferred, cash dividends at the rate of seven percent (7%) of the applicable Original Issue Price for such series of Series Preferred per annum, on each outstanding share of Series Preferred. Such dividends are payable only when, as and if declared by the Board, accrue from the date of issuance of the underlying share (whether or not declared), and are cumulative and compound annually. No dividend may be declared or paid on a series of the Series Preferred unless all then accrued dividends are declared and paid on each other series of the Series Preferred. In addition to the 7% cash dividend, holders of the Series Preferred shall be entitled to receive, on an if-converted basis, when and as declared by the Company's board of directors, any dividends on the Company's common stock. As of December 31, 2011, no dividends were declared by the board of directors. Due to the fact that the Company is obligated to pay accrued dividends (whether or not declared) to the Series Preferred holders upon a redemption event, the Company has accreted all undeclared or unpaid dividends as of December 31, 2011 of $581,000, $2,033,000, $4,888,000, $2,486,000, and $1,971,000, or $0.09, $0.22, $0.39, $0.23, and $0.23 per share for Series A-1, Series A-2, Series B, Series C, and Series D, respectively.

  Stock Split

        On December 22, 2009, the Company's board of directors declared a five-for-one stock split, effected in the form of a stock dividend, on the shares of the Company's common stock. Each shareholder of record on December 22, 2009 received four additional shares of stock for each share of stock they then held. The Company retained the current par value of $0.001 per share for all shares. All references in the accompanying financial statements to number of shares outstanding, per-share amounts, and stock option data have been restated to reflect the effect of the stock split for all periods presented.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

6. Stock-Based Compensation

        There were options outstanding to purchase an aggregate of 7,147,391 shares of common stock as of June 30, 2012 under the Company's 2006 Equity Incentive Plan, as amended. In March 2012, the Company established the 2012 Equity Incentive Plan pursuant to which the Company has reserved an additional 3,250,000 shares of its common stock for issuance to its employees, directors, and non-employee third parties. As of June 30, 2012, options to purchase 142,250 shares of common stock and 17,307 restricted stock units ("RSUs") were outstanding under this plan. Each RSU represents the contingent right to receive one share of common stock. Upon creation of the 2012 Equity Incentive Plan, no additional awards under the 2006 Equity Incentive Plan are available to be issued. As of June 30, 2012, 3,090,443 shares are available for future grant under the 2012 Equity Incentive Plan.

  Stock Option Awards

        For the six-month periods ended June 30, 2011 and 2012, the Company recognized total non-cash stock-based compensation expense associated with stock option awards of $275,000 and $1.1 million, respectively.

        The following summarizes the assumptions used for estimating the fair value of stock options granted to employees:

	Six Months Ended June 30,
	2011	2012
Risk-free interest rate	2.3% – 2.4%	1.1% – 1.3%
Expected life	5.9 – 6.1 years	5.7 – 6.1 years
Expected volatility	46% – 47%	53% – 54%
Dividend yield	0%	0%
Weighted-average grant date fair value	$1.30	$5.06

        The following table summarizes by grant date the stock options granted from January 1, 2012 through June 30, 2012, as well as the associated per share exercise price, which was equal to the estimated fair value of the Company's common stock at the grant date.

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share
January 24, 2012	106,250	$6.00
March 28, 2012	142,250	13.00

        Prior to the IPO, the Company determined for financial reporting purposes the estimated per share fair value of its common stock at various dates using contemporaneous valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation," also known as the Practice Aid.

        In conducting the contemporaneous valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including management's best estimate of the Company's business condition, prospects and operating performance at each valuation date.

        The following is a summary of option activity for the six months ended June 30, 2012:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2012	7,650,498	$1.11
Granted	248,500	10.01
Exercised	(558,709)	0.42
Forfeited	(37,263)	2.96
Expired	(13,385)	0.09

Options outstanding at June 30, 2012	7,289,641	1.46	6.99	$85,511

Options vested and exercisable at June 30, 2012	4,974,293	0.66	6.23	62,351

Options vested and expected to vest at June 30, 2012	7,246,937	1.44	6.98	85,122

        The total compensation cost related to unvested awards not yet recognized as of June 30, 2012 totaled $3.2 million and will be recognized over a weighted-average period of approximately 2.8 years.

        The aggregate intrinsic value of all options exercised during the six-month periods ended June 30, 2011 and 2012 was $860,000 and $9.0 million, respectively. The total fair value of shares that vested during the six-month periods ended June 30, 2011 and 2012 was $1.0 million and $942,000, respectively.

  Restricted Common Stock

        In connection with the acquisition of Condaptive on May 6, 2011, the Company issued 1,448,080 shares of restricted common stock to the employee shareholders of Condaptive. Under the terms of the stock restriction agreements, a portion of the shares of common stock issued was released from restriction on May 6, 2012, the first anniversary of the issuance. Thereafter, the remaining shares of common stock will be released from restriction on a monthly basis over a period that expires between May 2014 and December 2014, depending on the individual award, so long as the shareholder remains an employee of the Company as of the date of each such release, until all of the common stock is released from restriction. If the shareholder's employment terminates prior to the release of all shares from restriction, the shares not yet vested are subject to repurchase by the Company at the lower of $0.001 or the share's then fair market value. As of June 30, 2012, a total of 505,037 shares had been released from restriction.

        Stock-based compensation expense related to the restricted common stock is being recognized ratably over the restriction period based on the fair value of the individual awards. For the six months ended June 30, 2012, the Company recognized non-cash stock-based compensation expense associated with restricted common stock of $811,000. At June 30, 2012, unrecognized compensation expense relating to the restricted stock awards was $4.3 million and the aggregate intrinsic value of the unvested restricted stock was $12.4 million. The unrecognized compensation expense will be amortized on a straight line basis for the remaining 2.5 years.

  Restricted Stock Units (RSUs)

        In connection with the Company's IPO, the Company issued 17,307 RSUs under the 2012 equity incentive plan. The entire grant is scheduled to vest on September 28, 2012, subject to the holder's service with the Company on that date. For the six months ended June 30, 2012, the Company recognized non-cash stock based compensation expense associated with the RSUs of $111,000. At June 30, 2012, unrecognized compensation expense related to the RSUs was $114,000. The unrecognized compensation expense will be amortized on a straight-line basis through the vesting date.

10. Stock-Based Compensation

        The Company established the 2006 Equity Incentive Plan (the "Stock Option Plan"), pursuant to which the Company has reserved 10,470,855 shares of its common stock for issuance to its employees, directors, and non-employee third parties. As of December 31, 2011, the Company has 229,141 shares available for future grants.

        Stock options are granted at exercise prices not less than the estimated fair market value of the Company's common stock at the date of grant. The Company utilizes third party valuations to assist in the determination of fair value of the Company's common stock. These valuations consider publicly traded guideline companies, precedent transactions, discounted cash flows analyses, and values of the Company's common shares indicated through preferred stock financings in estimating the fair value of the Company's common stock. The Company recognizes compensation expense on a straight-line basis over the requisite service period of the option award. Options generally vest ratably over a four-year period, except those options granted to non-employee third parties, portions of which may vest immediately or on a straight-line basis over two years. Options expire ten years from the date of grant. The Company intends to issue new shares as needed to satisfy share options upon exercise.

        For the years ended December 31, 2009, 2010, and 2011, the Company recognized total non-cash stock-based compensation expense associated with stock option awards of $212,000, $412,000, and $859,000, respectively.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the risk-free interest rate, expected life, expected stock price volatility and dividend yield. The risk-free interest rate assumption is based upon observed interest rates for constant maturity U.S. Treasury securities consistent with the expected term of the Company's employee stock options. The expected life represents the period of time the stock options are expected to be outstanding and is based on the "simplified method." Under the "simplified method," the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company used the "simplified method" due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options. The Company assumed no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company's history of not paying dividends.

        The following summarizes the assumptions used for estimating the fair value of stock options granted to employees for the years ended December 31:

	2009	2010	2011
Risk-free interest rate	1.9% – 2.7%	1.3% – 2.7%	1.1% – 2.4%
Expected life	5 – 5.9 years	5 – 6.1 years	5.5 – 6.1 years
Expected volatility	47% – 49%	46% – 47%	44% – 54%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value	$0.33	$0.33	$1.46

        The following is a summary of option activity for the year ended December 31, 2011:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2011	6,495,430	$0.44
Granted	1,836,412	3.21
Exercised	(581,090)	0.29
Forfeited	(97,544)	1.26
Expired	(2,710)	0.76

Options outstanding at December 31, 2011	7,650,498	$1.11	7.33	$37,406

Options vested and exercisable at December 31, 2011	4,826,270	$0.46	6.44	26,748

Options vested and expected to vest at December 31, 2011	7,554,968	$1.10	7.28	37,016

        The total compensation cost related to nonvested awards not yet recognized as of December 31, 2011 totaled $2.7 million and will be recognized over a weighted-average period of approximately 2.9 years.

        The aggregate intrinsic value of all options exercised during the years ended December 31, 2009, 2010, and 2011 was $465,000, $991,000, and $1.7 million, respectively. The total fair value of shares which vested during the years ended December 31, 2009, 2010, and 2011 was $114,000, $323,000, and $471,000, respectively.

        The following table summarizes by grant date the number of shares of common stock subject to stock options granted from January 1, 2011 through December 31, 2011, as well as the associated per share exercise price and the estimated fair value per share of the Company's common stock on the grant date.

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share	Estimated Fair Value per Share
March 22, 2011	909,796	$2.75	$2.75
July 20, 2011	370,109	3.49	3.34
September 2, 2011	248,482	3.49	3.34
November 14, 2011	308,025	4.02	4.02

        The Company has determined for financial reporting purposes the estimated per share fair value of its common stock at various dates using contemporaneous valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation," also known as the Practice Aid. In conducting the contemporaneous valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including management's best estimate of the Company's business condition, prospects and operating performance at each valuation date.

Restricted Common Stock

        In connection with the acquisition of Condaptive on May 6, 2011, the Company issued 1,448,080 shares of restricted common stock to the employee shareholders of Condaptive at a fair value of approximately $4.5 million at the time of issuance. Under the terms of the stock restriction agreements, one-third of the shares of common stock issued will be released from restriction on the one-year anniversary of the issuance so long as the shareholder remains an employee of the Company. Thereafter, 1/36th of the shares of common stock will be released from restriction on a monthly basis measured from the one year anniversary of the issuance, so long as the shareholder remains an employee of the Company as of the date of each such release, until all of the common stock is released from restriction. If the shareholder's employment terminates prior to the release of all shares from restriction, the shares not yet vested are subject to repurchase by the Company at the lower of $0.001 or the share's then fair market value.

        Stock-based compensation expense related to the restricted common stock is being recognized ratably over the restriction period of three years based on the fair value at the time of issuance. For the year ended December 31, 2011, the Company recognized non-cash stock-based compensation expense associated with restricted common stock of $973,000. At December 31, 2011, unrecognized compensation expense relating to the restricted stock awards was $3.5 million and the aggregate intrinsic value of the unvested restricted stock was $8.7 million.

Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Common Share
Net Loss Per Common Share

7. Net Loss Per Common Share

        The Company uses the two-class method to compute net loss per share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Each series of the Company's redeemable convertible preferred stock on an as-if-converted basis (prior to their conversion to common shares) as well as the restricted common stock issued in the Condaptive acquisition are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders and as a result are considered participating securities.

        Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrant. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the "if-converted" method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or "if-converted") as its diluted net income per share during the period. Due to net losses for the six-month periods ended June 30, 2011 and 2012, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

        The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive:

	Six Months Ended June 30,
	2011	2012
Redeemable convertible preferred stock:
Series A-1	6,341,465	—
Series A-2	9,448,220	—
Series B	12,686,855	—
Series C	10,759,630	—
Series D	8,442,833	—
Unvested restricted common stock	1,448,080	943,043
Warrant to purchase Series B preferred stock/common stock	50,750	50,750
Stock options	6,918,527	7,289,641
RSUs	—	17,307

12. Net Loss Per Common Share

        Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company's net loss and net loss attributable to common stockholders. The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Redeemable convertible preferred stock:
Series A-1	6,341,465	6,341,465	6,341,465
Series A-2	9,448,220	9,448,220	9,448,220
Series B	12,686,855	12,686,855	12,686,855
Series C	10,759,630	10,759,630	10,759,630
Series D	—	8,442,833	8,442,833
Restricted common stock	—	—	1,448,080
Warrant to purchase Series B preferred stock	50,750	50,750	50,750
Stock options	6,965,349	6,495,430	7,650,498

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

8. Income Taxes

        The benefit for income taxes for the six months ended June 30, 2011 includes $493,000 of discrete tax benefits. The Company recorded a discrete tax benefit in the second quarter of 2011 due to a change in judgment about the realizability of the Company's deferred tax assets as the result of a future taxable temporary difference established in connection with the acquisition of Condaptive, Inc.

11. Income Taxes

        The components of loss before income tax for the years ended December 31 are as follows (in thousands):

	2009	2010	2011
Domestic	$(7,550)	$(6,427)	$(677)
Foreign	—	(672)	(96)

Total loss before income tax	$(7,550)	$(7,099)	$(773)

        The components of income tax (expense) benefit for the years ended December 31 are as follows (in thousands):

	2009	2010	2011
Federal	$—	$—	$439
State and local	—	(22)	57
Foreign	—	—	(10)

Total income tax (expense) benefit	$—	$(22)	$486

        Total income tax (expense) benefit is allocated as follows (in thousands):

	2009	2010	2011
Current	$—	$(22)	$5
Deferred	—	—	481

Total income tax (expense) benefit	$—	$(22)	$486

        A reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate is as follows:

	2009	2010	2011
U.S. statutory Federal rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from:
Expenses not deductible for tax purposes	(0.2)	(0.8)	(25.1)
State income taxes, net of federal benefit	—	(0.3)	1.2
Stock compensation	—	—	(79.8)
Changes in valuation allowance for deferred income taxes	(34.4)	(34.2)	133.6
Other	0.6	1.0	(1.0)

Effective tax rate	0.0%	(0.3)%	62.9%

        The Company's effective tax rate increased to 62.9% for the year ended December 31, 2011 primarily due to a change in judgment about the realizability of the Company's deferred tax assets due to a future taxable temporary difference established in connection with the acquisition of Condaptive, Inc. A component of the Company's stock-based compensation expense is not deductible for tax purposes; however, the increase in the effective tax rate related to these non-deductible expenses is offset by a reduction in the Company's valuation allowance.

        Deferred income taxes reflect the net tax effect of temporary differences that exist between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. As of December 31, 2011, the Company has $27.0 million of federal net operating loss carryforwards, which expire at various dates through 2031. The gross amount of the state net operating loss carryforwards is equal to or less than the federal net operating loss carryforwards and expires over various periods based on individual state tax law. As of December 31, 2011, the Company has gross foreign net operating loss carryforwards of $57,000 that do not expire.

        In general, businesses with U.S. net operating losses ("NOLs") are considered loss corporations for U.S. federal income tax purposes. Pursuant to Section 382 of the Internal Revenue Code (the "Code"), loss corporations that undergo an ownership change, as defined under the Code, may be subject to an annual limit on the amount of NOLs available to offset taxable income. The Company performed an analysis of its ownership changes pursuant to the rules prescribed under U.S. tax law and determined that it experienced one such ownership change since its inception. Based on this analysis, the Company does not believe that its NOLs and other tax attributes are limited under Section 382 of the Code. The realizability of the Company's U.S. NOL deferred tax assets is dependent on future sources of taxable income within the NOL carryforward period.

        The following summarizes the significant components of our deferred tax assets and liabilities as of December 31, 2010 and 2011, respectively (in thousands):

	2010	2011
Deferred tax assets:
U.S. net operating loss carryforwards	$10,579	$10,150
Foreign net operating loss carryforwards	141	10
Accrued expenses	517	542
Depreciation and amortization	52	5
Stock compensation	320	308
Other deferred tax assets	64	146

Gross deferred tax assets	11,673	11,161
Deferred tax liabilities:
Depreciation and amortization	—	(445)
Internally developed software	—	(750)
Prepaid expenses	(137)	(395)

Gross deferred tax liabilities	(137)	(1,590)

Valuation allowance	(11,536)	(9,577)

Deferred taxes, net of allowance	$—	$(6)

        Based upon the Company's historical operating performance and the reported cumulative net losses to date, the Company presently does not have sufficient objective evidence to support the recovery of its net deferred tax assets. Accordingly, the Company has established a valuation allowance against its net deferred tax assets for financial reporting purposes because it is not more likely than not that these deferred tax assets will be realized. In 2011, the valuation allowance for deferred tax assets decreased by $2.0 million.

        The Company has not recorded any amounts at December 31, 2010 and 2011 related to uncertain tax positions or tax contingencies. The Company files tax returns in the U.S. federal jurisdiction, as well as various U.S. state jurisdictions and certain international jurisdictions, where the Company has established subsidiaries. The tax years 2009 to 2011 remain open to examination by the taxing authorities. Though the statute for years prior to 2009 is closed for assessment of tax, the taxing authority has the ability to make adjustments to such tax years upon examination to determine the appropriate amount of net operating loss carryover to the open statute years.

Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

9. Segment and Geographic Information

        Substantially all assets were held in the United States at December 31, 2011 and June 30, 2012. The following table summarizes revenues generated through sales personnel employed by U.S. and non-U.S. subsidiaries (in thousands):

	Six Months Ended June 30,
	2011	2012
Revenue:
Domestic	$40,868	$63,738
International	3,072	8,604

Total	$43,940	$72,342

13. Segment and Geographic Information

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, in deciding how to allocate resources and assess performance. The Company's chief operating decision maker is its Chief Executive Officer ("CEO"). The CEO reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has concluded that its operations constitute one operating and reportable segment.

        Substantially all assets were held in the United States for the years ended December 31, 2009, 2010, and 2011. The following table summarizes revenue generated through sales personnel employed by the Company's U.S. and non-U.S. subsidiaries (in thousands):

	Year Ended December 31,
	2009	2010	2011
Revenue:
Domestic	$16,220	$46,322	$93,357
International	—	1,506	10,321

Total	$16,220	$47,828	$103,678

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation

  Principles of Consolidation

        The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying unaudited consolidated financial statements.

  Principles of Consolidation

        The consolidated financial statements include the accounts of Millennial Media, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

Interim Consolidated Financial Information

  Interim Consolidated Financial Information

        The accompanying unaudited consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") as contained in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification" or "ASC") for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the Company's financial position, results of operations, changes in stockholders' (deficit) equity and cash flows. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related footnotes appearing elsewhere in this prospectus.

Recently Adopted Accounting Pronouncements

  Recently Adopted Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis.

        The Company adopted ASU 2011-04 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted ASU 2011-08 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

  Recently Adopted Accounting Pronouncements

        In October 2009, the FASB issued Accounting Standards Update ("ASU") No. 2009-13, "Revenue Recognition—Multiple Deliverable Revenue Arrangements," which amends the criteria for evaluating the individual elements in a multiple deliverable revenue arrangement and how to allocate the consideration received to the individual elements. The guidance was effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this standard effective January 1, 2011. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

        In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' (deficit) equity. Instead, it requires entities to report components of comprehensive income (loss) in either a single continuous statement of net income and comprehensive income (loss) or in two separate but consecutive statements. In October 2011, the FASB proposed a deferral of the requirement of ASU No. 2011-05 to present certain reclassifications of other comprehensive income on the face of the income statement. Companies, however, would still be required to adopt the other requirements of this pronouncement. ASU No. 2011-05, which should be applied retrospectively, is effective for annual or interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-05 effective January 1, 2011 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

Use of Estimates

  Use of Estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company's common stock and assumptions used for purposes of determining stock-based compensation, the value of the Series B warrant, and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities as well as reporting revenue and expenses during the periods presented.

Revenue Recognition and Deferred Revenue

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, and are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance are individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2011 and June 30, 2012 there was $157,000 and $100,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying unaudited consolidated balance sheets.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, which are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2010 and 2011, there was $351,000 and $157,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying consolidated balance sheets.

Cost of Revenue

  Cost of Revenue

        Cost of revenue consists primarily of amounts due to developers for the advertising utilized in running mobile advertisements. These amounts are typically either a percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or a fixed fee for the ad space.

        The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue.

  Cost of Revenue

        Cost of revenue consists primarily of agreed-upon amounts due to developers for advertising space utilized in running mobile advertisements. These amounts are typically agreed upon in advance as either a fixed percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or as a fixed fee for the ad space. The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue in the accompanying consolidated balance sheets.

Concentration of Credit Risk

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalent accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        During the six months ended June 30, 2011, one customer accounted for approximately 11% of revenue. During the six months ended June 30, 2012, no customers accounted for 10% or greater of revenue.

        As of December 31, 2011 and June 30, 2012, no customer accounted for greater than 10% of accounts receivable.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. All of the Company's cash and cash equivalents are held at financial institutions that management believes to be of high credit quality. The Company's cash and cash equivalent accounts exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        One customer accounted for 11% of revenue for the year ended December 31, 2009. During the years ended December 31, 2010 and 2011, there were no customers that accounted for more than 10% of revenue or greater than 10% of outstanding receivables at year end.

        During the years ended December 31, 2009 and 2010, cost of revenue from one developer (vendor) comprised 42% and 26%, respectively, of total cost of revenue. No developer (vendor) comprised greater than 10% of total cot of revenue during the year ended December 31, 2011.

Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the unaudited consolidated balance sheets.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the consolidated balance sheets.

Stock-Based Compensation

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies.

        Stock options are granted with exercise prices not less than the fair market value of the Company's common stock at the date of grant. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited. Options generally vest ratably over a four-year period, except those options granted to non-employees, portions of which may vest immediately or ratably over two years. Options expire ten years from the date of grant.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements
Schedule of fair values of the assets and liabilities

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

	Balance at June 30, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$108,411	$108,411	$—	$—

	$108,411	$108,411	$—	$—

Redeemable Convertible Preferred Stock ("preferred stock") (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Redeemable Convertible Preferred Stock ("preferred stock")
Schedule of the issuances of preferred stock prior to the completion of IPO

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

Summary of activity for the Series Preferred issued and outstanding

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668
Preferred stock dividends accreted for Series A-1 preferred stock	32	—	—	—	—	32
Preferred stock dividends accreted for Series A-2 preferred stock	—	120	—	—	—	120
Preferred stock dividends accreted for Series B preferred stock	—	—	343	—	—	343
Preferred stock dividends accreted for Series C preferred stock	—	—	—	320	—	320
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	514	514
Accretion of issuance costs	—	—	1	3	2	6
Conversion of preferred stock to common stock	(1,912)	(7,153)	(20,226)	(18,764)	(29,948)	(78,003)

Balance, June 30, 2012	$—	$—	$—	$—	$—	$—

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, January 1, 2009	$1,531	$5,734	$16,211	$—	$—	$23,476
Issuance of Series C preferred stock, less offering costs of $80	—	—	—	15,920	—	15,920
Preferred stock dividends accreted for Series A-1 preferred stock	107	—	—	—	—	107
Preferred stock dividends accreted for Series A-2 preferred stock	—	402	—	—	—	402
Preferred stock dividends accreted for Series B preferred stock	—	—	1,137	—	—	1,137
Preferred stock dividends accreted for Series C preferred stock	—	—	—	147	—	147
Accretion of issuance costs	2	2	6	3	—	13

Balance, December 31, 2009	$1,640	$6,138	$17,354	$16,070	$—	$41,202
Issuance of Series D preferred stock, less offering costs of $41	—	—	—	—	27,460	27,460
Preferred stock dividends accreted for Series A-1 preferred stock	115	—	—	—	—	115
Preferred stock dividends accreted for Series A-2 preferred stock	—	430	—	—	—	430
Preferred stock dividends accreted for Series B preferred stock	—	—	1,216	—	—	1,216
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,130	—	1,130
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	42	42
Accretion of issuance costs	2	3	6	16	—	27

Balance, December 31, 2010	$1,757	$6,571	$18,576	$17,216	$27,502	$71,622
Adjustment to offering costs associated with Series D issuance	—	—	—	—	(7)	(7)
Preferred stock dividends accreted for Series A-1 preferred stock	123	—	—	—	—	123
Preferred stock dividends accreted for Series A-2 preferred stock	—	460	—	—	—	460
Preferred stock dividends accreted for Series B preferred stock	—	—	1,301	—	—	1,301
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,209	—	1,209
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	1,929	1,929
Accretion of issuance costs	—	2	5	16	8	31

Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of assumptions used for estimating the fair value of stock options granted to employees

	Six Months Ended June 30,
	2011	2012
Risk-free interest rate	2.3% – 2.4%	1.1% – 1.3%
Expected life	5.9 – 6.1 years	5.7 – 6.1 years
Expected volatility	46% – 47%	53% – 54%
Dividend yield	0%	0%
Weighted-average grant date fair value	$1.30	$5.06

	2009	2010	2011
Risk-free interest rate	1.9% – 2.7%	1.3% – 2.7%	1.1% – 2.4%
Expected life	5 – 5.9 years	5 – 6.1 years	5.5 – 6.1 years
Expected volatility	47% – 49%	46% – 47%	44% – 54%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value	$0.33	$0.33	$1.46

Schedule of summary by grant date of the number of shares of common stock granted, exercise price and estimated fair value per share

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share
January 24, 2012	106,250	$6.00
March 28, 2012	142,250	13.00

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share	Estimated Fair Value per Share
March 22, 2011	909,796	$2.75	$2.75
July 20, 2011	370,109	3.49	3.34
September 2, 2011	248,482	3.49	3.34
November 14, 2011	308,025	4.02	4.02

Schedule of summary of option activity

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2012	7,650,498	$1.11
Granted	248,500	10.01
Exercised	(558,709)	0.42
Forfeited	(37,263)	2.96
Expired	(13,385)	0.09

Options outstanding at June 30, 2012	7,289,641	1.46	6.99	$85,511

Options vested and exercisable at June 30, 2012	4,974,293	0.66	6.23	62,351

Options vested and expected to vest at June 30, 2012	7,246,937	1.44	6.98	85,122

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2011	6,495,430	$0.44
Granted	1,836,412	3.21
Exercised	(581,090)	0.29
Forfeited	(97,544)	1.26
Expired	(2,710)	0.76

Options outstanding at December 31, 2011	7,650,498	$1.11	7.33	$37,406

Options vested and exercisable at December 31, 2011	4,826,270	$0.46	6.44	26,748

Options vested and expected to vest at December 31, 2011	7,554,968	$1.10	7.28	37,016

Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Common Share
Schedule of anti-dilutive securities excluded from the calculation of weighted average common shares outstanding

	Six Months Ended June 30,
	2011	2012
Redeemable convertible preferred stock:
Series A-1	6,341,465	—
Series A-2	9,448,220	—
Series B	12,686,855	—
Series C	10,759,630	—
Series D	8,442,833	—
Unvested restricted common stock	1,448,080	943,043
Warrant to purchase Series B preferred stock/common stock	50,750	50,750
Stock options	6,918,527	7,289,641
RSUs	—	17,307

	Year Ended December 31,
	2009	2010	2011
Redeemable convertible preferred stock:
Series A-1	6,341,465	6,341,465	6,341,465
Series A-2	9,448,220	9,448,220	9,448,220
Series B	12,686,855	12,686,855	12,686,855
Series C	10,759,630	10,759,630	10,759,630
Series D	—	8,442,833	8,442,833
Restricted common stock	—	—	1,448,080
Warrant to purchase Series B preferred stock	50,750	50,750	50,750
Stock options	6,965,349	6,495,430	7,650,498

Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment and Geographic Information
Schedule of revenues generated through sales personnel employed by U.S. and non-U.S. subsidiaries

	Six Months Ended June 30,
	2011	2012
Revenue:
Domestic	$40,868	$63,738
International	3,072	8,604

Total	$43,940	$72,342

	Year Ended December 31,
	2009	2010	2011
Revenue:
Domestic	$16,220	$46,322	$93,357
International	—	1,506	10,321

Total	$16,220	$47,828	$103,678

Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Apr. 30, 2012	Jun. 30, 2012
Initial Public Offering
Common stock shares sold and issued under IPO	9,873,270
Conversion of redeemable convertible preferred stock to common stock (in shares)	47,679,003
Conversion of Series B warrant to common stock warrant	$ 1,000	$ 1,017

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Cost of revenue Supplier concentration One developer (vendor)	Dec. 31, 2009 Cost of revenue Supplier concentration One developer (vendor)	Jun. 30, 2011 Revenue Customer concentration One customer item	Dec. 31, 2009 Revenue Customer concentration One customer item
Revenue Recognition and Deferred Revenue
Deferred revenue	$ 100	$ 157	$ 351
Concentration Risk
Number of customers (customers)						1	1
Percentage of concentration of credit risk				26.00%	42.00%	11.00%	11.00%

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities:
Series B warrant		$ 183	$ 105
Fair value
Assets:
Total Assets		10,909	2,407
Liabilities:
Total liabilities		183	105
Level 1
Assets:
Total Assets		10,909	2,407
Level 3
Liabilities:
Total liabilities		183	105
Recurring | Fair value
Assets:
Money market funds	108,411	10,909	2,407
Total Assets	108,411	10,909
Liabilities:
Series B warrant		183	105
Total liabilities		183
Recurring | Level 1
Assets:
Money market funds	108,411	10,909	2,407
Total Assets	108,411	10,909
Recurring | Level 3
Liabilities:
Series B warrant		183	105
Total liabilities		$ 183

Series B Warrant (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Series B Warrant
Number of Series B preferred shares holder of warrant may purchase				50,750		50,750
Series B Warrant term				10 years		10 years
Series B Warrant exercise price (in dollars per share)				$ 1.18		$ 1.18
Series B warrant outstanding				$ 183	$ 105
Series B Warrant liability reclassified as additional paid-in capital	1,000	1,017
Series B Warrant other expense recorded		$ 834	$ 26	$ 78	$ 79

Redeemable Convertible Preferred Stock ("preferred stock") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2012 Series A-1	Jun. 30, 2012 Series A-1	Dec. 31, 2011 Series A-1	Dec. 31, 2010 Series A-1	Dec. 31, 2009 Series A-1	Apr. 03, 2012 Series A-1	Apr. 30, 2012 Series A-2	Jun. 30, 2012 Series A-2	Dec. 31, 2011 Series A-2	Dec. 31, 2010 Series A-2	Dec. 31, 2009 Series A-2	Apr. 03, 2012 Series A-2	Apr. 30, 2012 Series B	Jun. 30, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B	Dec. 31, 2009 Series B	Apr. 03, 2012 Series B	Apr. 30, 2012 Series C	Jun. 30, 2012 Series C	Dec. 31, 2011 Series C	Dec. 31, 2010 Series C	Dec. 31, 2009 Series C	Apr. 03, 2012 Series C	Apr. 30, 2012 Series D	Jun. 30, 2012 Series D	Dec. 31, 2011 Series D	Dec. 31, 2010 Series D	Apr. 03, 2012 Series D
Preferred stock
Price per Share (in dollars per share)									$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Number of Shares		0	0					0	6,341,465	6,341,465		6,341,465		0	9,448,220	9,448,220		9,448,220		0	12,686,855	12,686,855		12,686,855		0	10,759,630	10,759,630		10,759,630		0	8,442,833	8,442,833	8,442,833
Conversion Price per Share (in dollars per share)			$ 1.18			$ 1.18			$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Redeemable convertible preferred stock:
Preferred stock								$ 1,880	$ 1,757	$ 1,640	$ 1,531			$ 7,033	$ 6,571	$ 6,138	$ 5,734			$ 19,882	$ 18,576	$ 17,354	$ 16,211			$ 18,441	$ 17,216	$ 16,070				$ 29,432	$ 27,502
Preferred stock dividends accreted for series	1,329	1,329	5,022	2,933	1,793		32	32	123	115	107		120	120	460	430	402		343	343	1,301	1,216	1,137		320	320	1,209	1,130	147		514	514	1,929	42
Accretion of issuance costs for series	6	6	31	27	13					2	2				2	3	2		1	1	5	6	6		3	3	16	16	3		2	2	8
Conversion of preferred stock to common stock	48	78,003						(1,912)						(7,153)						(20,226)						(18,764)						(29,948)
Conversion of preferred stock to common stock (in shares)	47,679,003
Preferred stock									$ 1,880	$ 1,757	$ 1,640				$ 7,033	$ 6,571	$ 6,138				$ 19,882	$ 18,576	$ 17,354				$ 18,441	$ 17,216	$ 16,070				$ 29,432	$ 27,502
Conversion of redeemable convertible preferred stock to common stock (in shares)	47,679,003
Undesignated preferred stock, shares authorized		5,000,000
Undesignated common stock, shares authorized		250,000,000

Stock-Based Compensation (Details) (USD $)	Jun. 30, 2012 2006 Plan stock options	Jun. 30, 2012 2012 Plan stock options	Jun. 30, 2012 Restricted common stock	Dec. 31, 2011 Restricted common stock	May 31, 2011 Restricted common stock Condaptive	Jun. 30, 2012 Restricted common stock Condaptive	Apr. 30, 2012 2012 Plan RSUs	Jun. 30, 2012 2012 Plan RSUs	Nov. 14, 2011 Stock Option Plans	Sep. 02, 2011 Stock Option Plans	Jul. 20, 2011 Stock Option Plans	Mar. 22, 2011 Stock Option Plans	Mar. 31, 2012 Stock Option Plans	Jan. 31, 2012 Stock Option Plans	Jun. 30, 2012 Stock Option Plans	Jun. 30, 2011 Stock Option Plans	Dec. 31, 2011 Stock Option Plans	Dec. 31, 2010 Stock Option Plans	Dec. 31, 2009 Stock Option Plans	Jun. 30, 2012 Stock Option Plans Minimum	Jun. 30, 2011 Stock Option Plans Minimum	Dec. 31, 2011 Stock Option Plans Minimum	Dec. 31, 2010 Stock Option Plans Minimum	Dec. 31, 2009 Stock Option Plans Minimum	Jun. 30, 2012 Stock Option Plans Maximum	Jun. 30, 2011 Stock Option Plans Maximum	Dec. 31, 2011 Stock Option Plans Maximum	Dec. 31, 2010 Stock Option Plans Maximum	Dec. 31, 2009 Stock Option Plans Maximum
Stock-Based Compensation
Additional shares reserved for issuance		3,250,000
Options outstanding to purchase an aggregate shares of common stock at the end of the period (in shares)	7,147,391	142,250													7,289,641		7,650,498	6,495,430
RSUs outstanding at the end of the period (in shares)								17,307
Number of shares under contingent right to receive share of common stock								1
Shares available for future grants		3,090,443															229,141
Non-cash stock-based compensation expense			$ 811,000	$ 973,000				$ 111,000							$ 1,100,000	$ 275,000	$ 859,000	$ 412,000	$ 212,000
Assumptions used for estimating the fair value of stock options granted to employees
Risk-free interest rate (as a percent)																				1.10%	2.30%	1.10%	1.30%	1.90%	1.30%	2.40%	2.40%	2.70%	2.70%
Expected life																				5 years 8 months 12 days	5 years 10 months 24 days	5 years 6 months	5 years	5 years	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 10 months 24 days
Expected volatility (as a percent)																				53.00%	46.00%	44.00%	46.00%	47.00%	54.00%	47.00%	54.00%	47.00%	49.00%
Dividend yield (as a percent)															0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value (in dollars per share)															$ 5.06	$ 1.3	$ 1.46	$ 0.33	$ 0.33
Number
Options outstanding at the beginning of the period (in shares)	7,147,391													7,650,498	7,650,498	6,495,430	6,495,430
Granted (in shares)									308,025	248,482	370,109	909,796	142,250	106,250	248,500		1,836,412
Exercised (in shares)															(558,709)		(581,090)
Forfeited (in shares)															(37,263)		(97,544)
Expired (in shares)															(13,385)		(2,710)
Options outstanding at the end of the period (in shares)	7,147,391	142,250													7,289,641		7,650,498	6,495,430
Options vested and exercisable at the end of the period (in shares)															4,974,293		4,826,270
Options vested and expected to vest at the end of the period (in shares)															7,246,937		7,554,968
Weighted-Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)														$ 1.11	$ 1.11	$ 0.44	$ 0.44
Granted (in dollars per share)									$ 4.02	$ 3.49	$ 3.49	$ 2.75	$ 13	$ 6	$ 10.01		$ 3.21
Exercised (in dollars per share)															$ 0.42		$ 0.29
Forfeited (in dollars per share)															$ 2.96		$ 1.26
Expired (in dollars per share)															$ 0.09		$ 0.76
Options outstanding at the end of the period (in dollars per share)															$ 1.46		$ 1.11	$ 0.44
Options vested and exercisable at the end of the period (in dollars per share)															$ 0.66		$ 0.46
Options vested and expected to vest at the end of the period (in dollars per share)															$ 1.44		$ 1.1
Weighted-Average Remaining Contractual Term (in years)
Options outstanding at the end of the period															6 years 11 months 26 days		7 years 3 months 29 days
Options vested and exercisable at the end of the period															6 years 2 months 23 days		6 years 5 months 8 days
Options vested and expected to vest at the end of the period															6 years 11 months 23 days		7 years 3 months 11 days
Aggregate Intrinsic Value
Options outstanding at the end of the period															85,511,000		37,406,000
Options vested and exercisable at the end of the period															62,351,000		26,748,000
Options vested and expected to vest at the end of the period															85,122,000		37,016,000
Stock-based compensation, additional disclosures
Compensation cost related to unvested awards not yet recognized															3,200,000		2,700,000
Weighted-average period over which unrecognized compensation expense is expected to be recognized			2 years 6 months	3 years											2 years 9 months 18 days		2 years 10 months 24 days
Aggregate intrinsic value of options exercised															9,000,000	860,000	1,700,000	991,000	465,000
Total fair value of shares which vested															942,000	1,000,000	471,000	323,000	114,000
Summary by grant date of the number of shares of common stock granted, exercise price and estimated fair value per share
Number of Shares Underlying Options Granted									308,025	248,482	370,109	909,796	142,250	106,250	248,500		1,836,412
Exercise Price per Share (in dollars per share)									$ 4.02	$ 3.49	$ 3.49	$ 2.75	$ 13	$ 6	$ 10.01		$ 3.21
Restricted Common Stock
Number of shares issued to certain stockholders of acquiree entity who became employees of the Company					1,448,080		17,307
Period of anniversary of issuance on which portion of the shares were released					1 year
Maximum repurchase price of unvested shares (in dollars per share)					$ 0.001
Recognized non-cash stock based compensation expense			811,000	973,000				111,000							1,100,000	275,000	859,000	412,000	212,000
Number of shares on which restrictions were released						505,037
Fair value of restricted stock					4,500,000
Unrecognized compensation expense relating to the restricted stock awards and restricted stock units			4,300,000	3,500,000				114,000
Aggregate intrinsic value of the unvested restricted stock			12,400,000	8,700,000
Restricted Stock Units (RSU's)
Shares granted					1,448,080		17,307
Vesting period								6 months									4 years
Recognized non-cash stock based compensation expense			811,000	973,000				111,000							1,100,000	275,000	859,000	412,000	212,000
Unrecognized compensation expense relating to the restricted stock awards and restricted stock units			$ 4,300,000	$ 3,500,000				$ 114,000
Weighted-average period over which unrecognized compensation expense is expected to be recognized			2 years 6 months	3 years											2 years 9 months 18 days		2 years 10 months 24 days

Net Loss Per Common Share (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable convertible preferred stock: Series A-1
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		6,341,465	6,341,456	6,341,465	6,341,465
Redeemable convertible preferred stock: Series A-2
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		9,448,220	9,448,220	9,448,220	9,448,220
Redeemable convertible preferred stock: Series B
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		12,686,855	12,686,855	12,686,855	12,686,855
Redeemable convertible preferred stock: Series C
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		10,759,630	10,759,630	10,759,630	10,759,630
Redeemable convertible preferred stock: Series D
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		8,442,833	8,442,833	8,442,833
Restricted common stock
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	943,043	1,448,080	1,448,080
Warrant to purchase Series B preferred stock/common stock
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	50,750	50,750	50,750	50,750	50,750
Stock options
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	7,289,641	6,918,527	7,650,498	6,495,430	6,965,349
RSUs
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	17,307

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Income Taxes
Discrete income tax benefit	$ 493

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 segment	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Segment and Geographic Information
Number of operating segments	1		1
Number of reportable segments	1		1
Revenue
Domestic	$ 63,738	$ 40,868	$ 93,357	$ 46,322	$ 16,220
International	8,604	3,072	10,321	1,506
Total	$ 72,342	$ 43,940	$ 103,678	$ 47,828	$ 16,220

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 123,472	$ 16,707	$ 21,657	$ 27,803	$ 19,171	$ 10,200
Accounts receivable, net of allowances of $1,034, $1,216 and $,1,634 as of December 31, 2010 and 2011 and June 30, 2012, respectively	43,123	34,986		19,978
Prepaid expenses and other current assets	1,808	1,417		352
Total current assets	168,403	53,110		48,133
Property and equipment, net	4,781	3,688		741
Goodwill	1,348	1,348
Intangible assets, net	1,046	1,179		66
Deferred offering costs		1,985
Other assets and deferred financing fees	636	575		175
Total assets	176,214	61,885		49,115
Current liabilities:
Accounts payable and accrued expenses	2,687	2,883		1,020
Accrued cost of revenue	24,011	20,963		13,054
Accrued payroll and payroll related expenses	4,750	5,153		3,137
Deferred revenue	100	157		351
Total current liabilities	31,548	29,156		17,562
Series B warrant outstanding		183		105
Other long-term liabilities	287	299		140
Total liabilities	31,835	29,638		17,807
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	0	76,668		71,622	41,202	23,476
Stockholders' (deficit) equity:
Common stock, $0.001 par value, 74,892,833, 74,892,833 and 250,000,000 shares authorized, 16,258,297, 18,011,035 and 76,122,017 shares issued and outstanding, as of December 31, 2010 and 2011 and June 30, 2012, respectively	75	17		16
Additional paid-in capital	195,184
Accumulated other comprehensive loss	(59)	(25)		(11)
Accumulated deficit	(50,821)	(44,413)		(40,319)
Total stockholders' (deficit) equity	144,379	(44,421)		(40,314)	(25,256)	(16,165)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	176,214	61,885		49,115
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012
Series A-1 preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		1,880		1,757	1,640	1,531
Series A-2 preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		7,033		6,571	6,138	5,734
Series B preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		19,882		18,576	17,354	16,211
Series C preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		18,441		17,216	16,070
Series D preferred stock
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value. 5,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2012		$ 29,432		$ 27,502

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011
Accounts receivable, allowances (in dollars)	$ 1,216
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	47,729,753
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized	74,892,833
Common stock, shares issued	18,011,035
Common stock, shares outstanding	18,011,035
Series A-1 preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	6,341,465
Preferred stock, shares issued	6,341,465
Preferred stock, shares outstanding	6,341,465
Preferred stock, liquidation preference	1,880
Series A-2 preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	9,448,220
Preferred stock, shares issued	9,448,220
Preferred stock, shares outstanding	9,448,220
Preferred stock, liquidation preference	7,033
Series B preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	12,737,605
Preferred stock, shares issued	12,686,855
Preferred stock, shares outstanding	12,686,855
Preferred stock, liquidation preference	19,888
Series C preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	10,759,630
Preferred stock, shares issued	10,759,630
Preferred stock, shares outstanding	10,759,630
Preferred stock, liquidation preference	18,487
Series D preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized	8,442,833
Preferred stock, shares issued	8,442,833
Preferred stock, shares outstanding	8,442,833
Preferred stock, liquidation preference	$ 29,470

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 72,342	$ 43,940	$ 103,678	$ 47,828	$ 16,220
Cost of revenue	43,677	27,244	63,595	31,602	11,596
Gross profit	28,665	16,696	40,083	16,226	4,624
Operating expenses:
Sales and marketing	10,638	6,974	14,255	8,508	4,609
Technology and development	5,417	1,798	5,181	2,175	1,095
General and administrative	17,939	8,565	21,321	12,535	6,326
Total operating expenses	33,994	17,337	40,757	23,218	12,030
Loss from operations	(5,329)	(641)	(674)	(6,992)	(7,406)
Other income (expense):
Interest income (expense)	(37)	(1)	(21)	(28)	(144)
Other expense	(834)	(26)	(78)	(79)
Total other income (expense)	(871)	(27)	(99)	(107)	(144)
Loss before income taxes	(6,200)	(668)	(773)	(7,099)	(7,550)
Income tax (expense) benefit	(10)	493	486	(22)
Net loss	(6,210)	(175)	(287)	(7,121)	(7,550)
Accretion of dividends on redeemable convertible preferred stock	(1,328)	(2,469)	(5,022)	(2,933)	(1,793)
Net loss attributable to common stockholders	(7,538)	(2,644)	(5,309)	(10,054)	(9,343)
Net loss per share:
Basic and diluted (in dollars per share)	$ (0.17)	$ (0.16)	$ (0.32)	$ (0.56)	$ (0.56)
Weighted average common shares outstanding:
Basic and diluted (in shares)	44,860,018	16,303,807	16,362,810	17,965,893	16,783,411
Stock-based compensation expense included above:
Stock-based compensation expense	2,047	499	1,832	412	212
Sales and marketing
Stock-based compensation expense included above:
Stock-based compensation expense	124	63	130	128	99
Technology and development
Stock-based compensation expense included above:
Stock-based compensation expense	852	236	1,007	12	12
General and administrative
Stock-based compensation expense included above:
Stock-based compensation expense	$ 1,071	$ 200	$ 695	$ 272	$ 101

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (6,210)	$ (175)	$ (287)	$ (7,121)	$ (7,550)
Other comprehensive loss:
Foreign currency translation adjustments	(34)	3	(14)	(11)
Total comprehensive loss	$ (6,244)	$ (172)	$ (301)	$ (7,132)	$ (7,550)

Consolidated Statements of Changes in Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2008	$ (16,165)	$ 3			$ (16,168)
Balance (in shares) at Dec. 31, 2008		16,457,260
Increase (Decrease) in Stockholders' Equity
Five-for-one stock dividend		13	(13)
Exercise of stock options	53	1	52
Exercise of stock options (in shares)		704,625
Accretion of dividends on redeemable convertible preferred stock	(1,793)		(251)		(1,542)
Accretion of issuance costs on redeemable convertible preferred stock	(13)				(13)
Stock-based compensation expense	212		212
Net loss	(7,550)				(7,550)
Balance at Dec. 31, 2009	(25,256)	17			(25,273)
Balance (in shares) at Dec. 31, 2009		17,161,885
Increase (Decrease) in Stockholders' Equity
Repurchase and retirement of common stock	(5,505)	(2)			(5,503)
Repurchase and retirement of common stock (in shares)		(2,001,829)
Exercise of stock options	127	1	126
Exercise of stock options (in shares)		1,098,241
Accretion of dividends on redeemable convertible preferred stock	(2,933)		(538)		(2,395)
Accretion of issuance costs on redeemable convertible preferred stock	(27)				(27)
Stock-based compensation expense	412		412
Net loss	(7,121)				(7,121)
Foreign currency translation adjustments	(11)			(11)
Balance at Dec. 31, 2010	(40,314)	16		(11)	(40,319)
Balance (in shares) at Dec. 31, 2010	16,258,297	16,258,297
Increase (Decrease) in Stockholders' Equity
Repurchase and retirement of common stock	(827)				(827)
Repurchase and retirement of common stock (in shares)		(300,761)
Issuance of common stock in connection with the Condaptive acquisition	75		75
Issuance of common stock in connection with an acquisition (in shares)		24,329
Issuance of restricted common stock in connection with an acquisition	1	1
Issuance of restricted common stock in connection with an acquisition (in shares)		1,448,080
Exercise of stock options	166		166
Exercise of stock options (in shares)		581,090
Accretion of dividends on redeemable convertible preferred stock	(5,022)		(2,073)		(2,949)
Accretion of issuance costs on redeemable convertible preferred stock	(31)				(31)
Stock-based compensation expense	1,832		1,832
Net loss	(287)				(287)
Foreign currency translation adjustments	(14)			(14)
Balance at Dec. 31, 2011	(44,421)	17		(25)	(44,413)
Balance (in shares) at Dec. 31, 2011	18,011,035	18,011,035
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	232		232
Exercise of stock options (in shares)		558,709
Accretion of dividends on redeemable convertible preferred stock	(1,328)		(1,136)		(192)
Accretion of issuance costs on redeemable convertible preferred stock	(6)				(6)
Stock-based compensation expense	2,047		2,047
Net loss	(6,210)				(6,210)
Foreign currency translation adjustments	(34)			(34)
Balance at Jun. 30, 2012	$ 144,379	$ 75	$ 195,184	$ (59)	$ (50,821)
Balance (in shares) at Jun. 30, 2012	76,122,017	76,122,017

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (175)	$ (287)	$ (7,121)	$ (7,550)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Non-cash stock-based compensation expense	499	1,832	412	212
Non-cash change in fair value of Series B warrant	26	78	79
Bad debt expense	110	345	870	161
Deferred income taxes	(483)	(481)
Depreciation and amortization	236	759	223	146
Amortization of discount on long-term debt			12	13
Amortization of deferred financing fees		12	13	13
Changes in assets and liabilities, net of acquired balances:
Accounts receivable	(2,640)	(15,341)	(14,370)	(4,366)
Prepaid expenses and other current assets	(92)	(1,027)	(294)	4
Other assets	(162)	(399)	(84)
Accounts payable and accrued expenses	130	1,817	716	64
Accrued cost of revenue	575	7,942	7,436	3,879
Accrued payroll and payroll related expenses	(284)	2,005	1,276	1,171
Deferred revenue	(259)	(194)	329	(13)
Other long-term liabilities	143	181	20	93
Net cash and cash equivalents used in operating activities	(2,376)	(2,758)	(10,483)	(6,173)
Cash flows from investing activities
Payments for acquisitions, net of cash acquired	(2,060)	(2,060)	(72)
Purchases of property and equipment	(931)	(3,528)	(640)	(79)
Net cash and cash equivalents used in investing activities	(2,991)	(5,588)	(712)	(79)
Cash flows from financing activities
Repayment of long-term debt			(2,250)	(750)
Payment of deferred financing fees		(57)
Payment of deferred offering costs	(45)	(1,985)
Proceeds from exercises of stock options	87	166	127	53
Issuance of preferred shares, less offering costs			27,459	15,920
Repurchase and retirement of common shares	(827)	(827)	(5,505)
Net cash and cash equivalents (used in) provided by financing activities	(785)	(2,703)	19,831	15,223
Effect of exchange rates on cash and cash equivalents	6	(47)	(4)
Net (decrease) increase in cash and cash equivalents	(6,146)	(11,096)	8,632	8,971
Cash and cash equivalents, beginning of the period	27,803	27,803	19,171	10,200
Cash and cash equivalents, end of the period	21,657	16,707	27,803	19,171
Supplemental disclosure of cash flow information
Cash paid for interest		17	27	126
Supplemental disclosure of noncash investing and financing activities
Issuance of common stock in connection with the Condaptive acquisition	75	75
Accretion of dividends on redeemable convertible preferred stock	2,469	5,022	2,933	1,793
Accretion of issuance costs on redeemable convertible preferred stock	17	31	27	13
Series C preferred stock
Cash flows from financing activities
Issuance of preferred shares, less offering costs				15,920
Series D preferred stock
Cash flows from financing activities
Issuance of preferred shares, less offering costs			$ 27,459

Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business
Description of Business

1. Description of Business

        Millennial Media, Inc. (the "Company") was incorporated in the state of Delaware in May 2006. The Company is engaged in the business of providing mobile advertising solutions to advertisers and developers. Its technology, tools and services help developers to maximize their advertising revenue, acquire users and gain insight about their users. The Company offers advertisers significant audience reach, sophisticated targeting capabilities and the ability to deliver rich and engaging ad experiences to consumers on their mobile connected devices.

        On April 3, 2012, the Company closed its initial public offering ("IPO") of common stock in which the Company sold and issued 9,873,270 shares of common stock. Upon closing of the IPO, all of the redeemable convertible preferred stock outstanding automatically converted into 47,679,003 shares of common stock, based on the shares of redeemable convertible preferred stock outstanding as of April 3, 2012. In addition, the outstanding Series B warrant automatically converted into a warrant to purchase common stock, and the preferred stock warrant liability of $1.0 million as of April 3, 2012 was reclassified to additional paid-in capital.

1. Description of Business

        Millennial Media, Inc. (the "Company") was incorporated in the state of Delaware in May 2006. The Company is engaged in the business of providing mobile advertising solutions to advertisers and developers. Its technology, tools and services help developers to maximize their advertising revenue, acquire users and gain insight about their users. The Company offers advertisers significant audience reach, sophisticated targeting capabilities and the ability to deliver rich and engaging ad experiences to consumers on their mobile connected devices.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Principles of Consolidation

        The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying unaudited consolidated financial statements.

  Interim Consolidated Financial Information

        The accompanying unaudited consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP") as contained in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (the "Codification" or "ASC") for interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the Company's financial position, results of operations, changes in stockholders' (deficit) equity and cash flows. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of the results for the full year or the results for any future periods. These unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related footnotes appearing elsewhere in this prospectus.

  Recently Adopted Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis.

        The Company adopted ASU 2011-04 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted ASU 2011-08 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

  Use of Estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, and are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance are individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2011 and June 30, 2012 there was $157,000 and $100,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying unaudited consolidated balance sheets.

  Cost of Revenue

        Cost of revenue consists primarily of amounts due to developers for the advertising utilized in running mobile advertisements. These amounts are typically either a percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or a fixed fee for the ad space.

        The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalent accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        During the six months ended June 30, 2011, one customer accounted for approximately 11% of revenue. During the six months ended June 30, 2012, no customers accounted for 10% or greater of revenue.

        As of December 31, 2011 and June 30, 2012, no customer accounted for greater than 10% of accounts receivable.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the unaudited consolidated balance sheets.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies.

        Stock options are granted with exercise prices not less than the fair market value of the Company's common stock at the date of grant. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited. Options generally vest ratably over a four-year period, except those options granted to non-employees, portions of which may vest immediately or ratably over two years. Options expire ten years from the date of grant.

2. Summary of Significant Accounting Policies

  Principles of Consolidation

        The consolidated financial statements include the accounts of Millennial Media, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

  Recently Adopted Accounting Pronouncements

        In October 2009, the FASB issued Accounting Standards Update ("ASU") No. 2009-13, "Revenue Recognition—Multiple Deliverable Revenue Arrangements," which amends the criteria for evaluating the individual elements in a multiple deliverable revenue arrangement and how to allocate the consideration received to the individual elements. The guidance was effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this standard effective January 1, 2011. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

        In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' (deficit) equity. Instead, it requires entities to report components of comprehensive income (loss) in either a single continuous statement of net income and comprehensive income (loss) or in two separate but consecutive statements. In October 2011, the FASB proposed a deferral of the requirement of ASU No. 2011-05 to present certain reclassifications of other comprehensive income on the face of the income statement. Companies, however, would still be required to adopt the other requirements of this pronouncement. ASU No. 2011-05, which should be applied retrospectively, is effective for annual or interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-05 effective January 1, 2011 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

             Recent Accounting Pronouncements Not Yet Adopted

        In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis. For public companies, the ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This guidance is effective for interim and annual financial periods beginning after December 15, 2011, although early adoption is permitted. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

  Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company's common stock and assumptions used for purposes of determining stock-based compensation, the value of the Series B warrant, and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities as well as reporting revenue and expenses during the periods presented.

  Cash and Cash Equivalents

        Cash and cash equivalents consist of checking accounts and a money market account. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company maintains cash balances in financial institutions in amounts greater than federally insured limits.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, which are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2010 and 2011, there was $351,000 and $157,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying consolidated balance sheets.

  Cost of Revenue

        Cost of revenue consists primarily of agreed-upon amounts due to developers for advertising space utilized in running mobile advertisements. These amounts are typically agreed upon in advance as either a  fixed percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or as a fixed fee for the ad space. The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue in the accompanying consolidated balance sheets.

  Fair Value Measurements

        The carrying amounts of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate their respective fair values due to their short-term nature. The Company's Series B warrant is recorded at fair value.

        The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

  •
  Level 1.  Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

  •
  Level 2.  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

  •
  Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

  Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2010 and 2011 (in thousands):

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$2,407	$2,407	$—	$—

	$2,407	$2,407	$—	$—

Liabilities:
Series B warrant(2)	$105	$—	$—	$105

	$105	$—	$—	$105

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

    (1)
    Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.

    (2)
    The Company used an option pricing model to determine the fair value of the Series B preferred stock warrant. Significant inputs included an estimate of the fair value of the Company's Series B preferred stock, the remaining contractual life of the warrant, a risk free rate of interest, and an estimate of the Company's stock volatility using the volatilities of guideline peer companies.

  Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

        The following table presents the changes in the Company's Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Series B Warrant
	2009	2010	2011
Beginning balance at January 1	$26	$26	$105
Unrealized loss included in earnings	—	79	78

Ending balance at December 31	$26	$105	$183

        No change in fair value was recorded in the statement of operations for the year ended December 31, 2009 as any change in fair value was de minimis.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. All of the Company's cash and cash equivalents are held at financial institutions that management believes to be of high credit quality. The Company's cash and cash equivalent accounts exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        One customer accounted for 11% of revenue for the year ended December 31, 2009. During the years ended December 31, 2010 and 2011, there were no customers that accounted for more than 10% of revenue or greater than 10% of outstanding receivables at year end.

        During the years ended December 31, 2009 and 2010, cost of revenue from one developer (vendor) comprised 42% and 26%, respectively, of total cost of revenue. No developer (vendor) comprised greater than 10% of total cost of revenue for the year ended December 31, 2011.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the consolidated balance sheets.

  Property and Equipment

        Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Depreciation and amortization is provided over the estimated useful lives of the related assets using the straight-line method.

        The estimated useful lives for significant property and equipment categories are as follows:

Office furniture and fixtures	7 years
Computer equipment	3 years
Purchased software	3 years
Internally developed software	3 years
Leasehold improvements	Lesser of remaining lease term or useful life

        Repairs and maintenance costs are charged to expense as incurred.

  Internally Developed Software

        The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: the preliminary project stage (all costs expensed as incurred), the application development stage (costs are capitalized) and the post-implementation/ operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software once it is ready for its intended use. Capitalized software development costs of $2.1 million have been included in property and equipment in the consolidated balance sheet as of December 31, 2011. Amortization expense for the related capitalized internally developed software for the years ended December 31, 2009, 2010, and 2011 totaled $0, $0, and $79,000, respectively, and is included in technology and development expense in the accompanying consolidated statements of operations.

  Goodwill

        As a result of the Company's acquisition of Condaptive, Inc. (see Note 3) in May 2011, the Company recorded goodwill. Goodwill represents the excess of: (a) the aggregate of the fair value of consideration transferred in a business combination, over (b) the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to annual impairment tests. The Company tests goodwill for impairment annually on October 1st or more frequently if events or changes in business circumstances indicate the asset might be impaired. Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of the reporting unit to the carrying value of the net assets assigned to the reporting unit. If the fair value of the reporting unit is greater than the carrying value of the net assets assigned to the reporting unit, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit's carrying value, step two is performed to measure the amount of the impairment, if any. In the second step, the fair value of goodwill is determined by deducting the fair value of the reporting unit's identifiable assets and liabilities from the fair value of the reporting unit as a whole, as if the reporting unit had just been acquired and the fair value was being initially allocated. If the carrying value of goodwill exceeds the implied fair value, an impairment charge would be recorded in the period the determination is made.

        The Company has determined that it has a single, entity-wide reporting unit. To determine the fair value of the Company's entity-wide reporting unit, the Company primarily uses a discounted cash flow analysis, which requires significant assumptions and estimates about future operations. Significant judgments inherent in this analysis include the determination of an appropriate discount rate, estimated terminal value and the amount and timing of expected future cash flows. The Company may also determine fair value of its reporting unit using a market approach by applying multiples of earnings of peer companies to the operating results of the reporting unit.

        As a result of the Company's annual impairment testing as of October 1, 2011, goodwill was not considered impaired and as such, no impairment charges were recorded.

  Identifiable Intangible Assets

        The Company acquired intangible assets in connection with its business acquisitions. These assets were recorded at their estimated fair values at the acquisition date and are being amortized over their respective estimated useful lives using the straight-line method.

        The estimated useful lives used in computing amortization are as follows:

Intellectual property	10 years
Developed technology	5 years

  Deferred Offering Costs

        Deferred offering costs of $2.0 million are included on the consolidated balance sheets as of December 31, 2011. Upon the consummation of the initial public offering, these amounts will be offset against the proceeds of the offering and included in stockholders' (deficit) equity. If the offering is terminated, the deferred offering costs will be expensed.

  Impairment of Long-Lived Assets

        The Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset or asset group to future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are not recoverable, the impairment to be recognized, if any, is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets or asset group. Assets held for sale are reported at the lower of the carrying amount or fair value, less costs to sell. As of December 31, 2010 and 2011, management does not believe any long-lived assets are impaired and has not identified any assets as being held for sale.

  Income Taxes

        Income taxes are accounted for under the asset and liability method of accounting. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

        The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based on the technical merits of the position, it is more likely than not that the position will be sustained upon examination by the taxing authorities.

        The Company has a policy to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising costs totaled $73,000, $116,000, and $184,000 for the years ended December 31, 2009, 2010, and 2011, respectively. Advertising costs are included within sales and marketing expense on the consolidated statements of operations.

  Technology and Development

        Technology and development expense primarily consists of salaries and payroll-related costs for development employees, including stock-based compensation and bonuses. Additional expenses include costs related to the development, quality assurance and testing of new technology and enhancement of existing technology, amortization of internally developed software related to the Company's technology infrastructure, consulting, travel and other related overhead.

        Technology and development costs are expensed as incurred, except for certain costs relating to internally developed software, which are capitalized and amortized on a straight line basis over three years once the asset is placed in service.

  Foreign Operations and Currency Translation

        Beginning in 2010, the consolidated financial statements include the results of the Company's wholly-owned subsidiaries whose books and records are maintained in a functional currency other than U.S. Dollars. These results have been translated into U.S. Dollars in the accompanying consolidated financial statements. There were no foreign operations prior to 2010.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

  Basic and Dilutive Loss per Common Share

        The Company uses the two-class method to compute net loss per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company's redeemable convertible preferred stock and the restricted common stock issued in the Condaptive acquisition (see Note 3) are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders, and as a result are considered participating securities.

        Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the "if-converted" method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or "if-converted") as its diluted net income per share during the period. Due to net losses for the years ended December 31, 2009, 2010, and 2011, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been antidilutive.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
Acquisition

3. Acquisition

        On May 6, 2011, the Company completed the acquisition of 100% of the stock of Condaptive, Inc. ("Condaptive"). Condaptive is a technology and data company focused on mobile audience formation and development through the innovative analysis of data. The purpose of the acquisition was to augment the Company's audience formation technology as part of its core business. Consideration for the acquisition included the payment of $2.1 million in cash less cash acquired of $8,000 and the issuance of 24,329 shares of common stock, with a fair value of $75,000 as of the acquisition date.

        The following table summarizes the fair values of the assets and liabilities acquired at the date of acquisition (in thousands):

Cash	$8
Unbilled revenue	45
Deposits	3
Developed technology	1,292
Goodwill	1,348

Total assets acquired	2,696

Accounts payable	66
Deferred tax liability	487

Total liabilities assumed	553

Net assets acquired	$2,143

        The developed technology intangible asset is being amortized over its estimated useful life of five years. Amortization expense recorded from the date of acquisition through December 31, 2011 was $172,000, which is included in general and administrative expenses on the accompanying consolidated statements of operations. Goodwill recognized from the transaction results from expected synergies and the acquired workforce. The Company's consolidated financial statements include the operating results of Condaptive from the date of the acquisition. Pro forma results of operations for this acquisition have not been presented because the financial impact to the Company's consolidated results of operations is not material.

        In addition to the purchase price paid for Condaptive, the Company issued 1,448,080 shares of restricted common stock at a fair value of $4.5 million at the time of issuance to certain stockholders of Condaptive who became employees of the Company. The shares are subject to on-going service requirements over the next three years contingent on their future service to the Company. The fair value of the shares of up to $4.5 million will be recognized as compensation expense on a straight-line basis over the requisite service period. For tax purposes, the entire amount has been treated as purchase price consideration for the acquired company.

        The Company recognized $65,000 of acquisition-related costs for the period ended December 31, 2011, which is included in general and administrative expenses on the accompanying consolidated statements of operations.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

4. Property and Equipment

        Property and equipment consisted of the following as of December 31 (in thousands):

	2010	2011
Office furniture and fixtures	$135	$227
Leasehold improvements	158	404
Internally developed software	—	2,068
Computer software	347	685
Computer equipment	604	1,387

	1,244	4,771
Less: accumulated depreciation and amortization	(503)	(1,083)

Property and equipment, net	$741	$3,688

        Depreciation and amortization expense of property and equipment for the years ended December 31, 2009, 2010, and 2011 was $146,000, $223,000 and $580,000, respectively. The unamortized balance of internally developed software as of December 31, 2011 was $2.0 million.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

        The changes in the carrying amount of goodwill for the year ended December 31, 2011 were as follows (in thousands):

Balance as of January 1, 2011	$—
Goodwill acquired	1,348

Balance as of December 31, 2011	$1,348

        Information regarding the Company's acquisition-related intangible assets is as follows (in thousands):

	As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$6	$66	9.2
Developed technology	—	—	—	—

Total	$72	$6	$66	9.2

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$13	$59	8.2
Developed technology	1,292	172	1,120	4.3

Total	$1,364	$185	$1,179	4.5

        Amortization expense of acquisition-related intangible assets for the years ended December 31, 2009, 2010, and 2011 was $0, $6,000, and $179,000, respectively. As of December 31, 2011, expected amortization expense for acquisition-related intangible assets for each of the next five years and thereafter was as follows (in thousands):

2012	$266
2013	266
2014	266
2015	266
2016	93
Thereafter	22

$1,179

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

6. Commitments and Contingencies

  Operating Lease Commitments

        The Company leases office space under noncancelable operating lease agreements which may include renewal options. The Company also leased residential property under a noncancelable operating lease that expired in November 2009. Future minimum lease payments under these operating leases consisted of the following as of December 31, 2011 (in thousands):

2012	$1,365
2013	1,108
2014	629
2015	651
2016	464

Total future minimum lease payments	$4,217

        Rent expense for the years ended December 31, 2009, 2010, and 2011 totaled $424,000, $537,000, and $927,000, respectively.

        Future minimum lease payments due under the noncancelable operating lease arrangements contain fixed rent increases over the term of the lease. Rent expense on these operating leases is recognized over the term of the lease on a straight-line basis. The excess of rent expense over future minimum lease payments due has been reported as a deferred rent liability within other long term liabilities in the accompanying consolidated balance sheets.

  Letter of Credit

        At December 31, 2010 and 2011, the Company had an outstanding letter of credit for $54,000 and $36,000, respectively, related to its leased office space.

  Legal Contingencies

        The Company is a party to a variety of legal proceedings that arise in the normal course of business. While the results of such normal course legal proceedings cannot be predicted with certainty, management believes that, based on current knowledge, the final outcome of the current pending matters will not have a material adverse effect on the Company's business, financial position, results of operations or cash flows.

Long-Term Debt and Line of Credit	12 Months Ended
Dec. 31, 2011
Long-Term Debt and Line of Credit
Long-Term Debt and Line of Credit

7. Long-Term Debt and Line of Credit

        During 2008, the Company borrowed $3.0 million under a term loan with a financial institution ("the Loan"). The Loan was senior to all classes of the Company's debt and equity and had first priority security interest in all assets and stock of the Company. The Loan bore interest at a floating annual rate equal to the Prime Rate plus 0.5% (3.75% as of December 31, 2009). Beginning April 1, 2009, the Company was required to repay the Loan in 36 consecutive equal monthly installments. The Loan was repaid in full in March 2010.

        In August 2011, the Company obtained a line of credit with Silicon Valley Bank (the "SVB Line") which allows for borrowings up to $15.0 million secured by substantially all of the assets of the Company. As part of the SVB Line, the Company has a maximum of $2.0 million in available but unused letters of credit. Advances on the SVB Line bear interest at a floating per annum rate equal to the lender's most recent prime rate, with interest payable monthly. The Company paid and capitalized $57,000 of loan origination fees related to the SVB Line, which are being amortized on a straight-line basis through interest expense over the 24 month term of the line of credit. The SVB Line agreement requires the ratio of cash, cash equivalents and billed accounts receivable to current liabilities to remain above 1.25 to 1.00. As of December 31, 2011, the Company was in compliance with the required ratio. Additionally, the SVB Line contains an unused line fee totaling 0.25% per annum calculated on the average unused portion of the loan, payable monthly. The scheduled maturity of the SVB Line is August 11, 2013. As of December 31, 2011, the Company had not yet drawn on this line of credit.

Series B Warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Series B Warrant
Series B Warrant

4. Series B Warrant

        The Company was a party to a derivative financial instrument in which it issued a Series B warrant allowing the holder to purchase 50,750 shares of Series B preferred stock. The warrant was issued in conjunction with a long-term debt borrowing in 2008. The warrant had a term of 10 years and a stated exercise price of $1.18 per share and could be exercised in whole or in part at any time. The warrant included a cashless exercise option which allowed the holder to receive fewer shares of Series B preferred stock in exchange for the warrant rather than paying cash to exercise. As of December 31, 2011, the warrant was classified as a liability in the accompanying consolidated balance sheet and adjusted to fair value due to the fact that it was exercisable into a redeemable security.

        The fair value of the warrant was estimated to be $183,000 at December 31, 2011. On April 3, 2012, upon closing of the Company's IPO, the warrant converted from a warrant to purchase Series B preferred stock to a warrant to purchase common stock and the liability at its then fair value of $1.0 million was reclassified to additional paid-in capital. Prior to this date, all changes in the fair value of the warrant were recorded in other income (expense) in the accompanying unaudited consolidated statements of operations. The Company recorded other expense of $26,000 for the six months ended June 30, 2011 related to the fair value adjustment of the warrant.

        The Company recorded other expense of $1.1 million for the six months ended June 30, 2012 related to the fair value adjustment of the warrant. No further changes in fair value will be recognized in other income (expense).

8. Series B Warrant

        The Company is a party to a derivative financial instrument in which it issued a Series B warrant allowing the holder to purchase 50,750 shares of Series B preferred stock. The warrant was issued in conjunction with the 2008 long-term debt borrowing (see Note 7). The warrant has a term of 10 years and a stated exercise price of $1.18 per share and may be exercised in whole or in part at any time. The warrant also includes a cashless exercise option which allows the holder to receive fewer shares of Series B preferred stock in exchange for the warrant rather than paying cash to exercise. The warrant is classified as a liability in the accompanying consolidated balance sheets and adjusted to fair value due to the fact that it is currently exercisable into a redeemable security.

        The fair value of the warrant was estimated to be $105,000 and $183,000 at December 31, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010, and 2011, all changes in the fair value of the warrant were recorded in other expense in the accompanying consolidated statement of operations. The Company recorded expense of $0, $79,000, and $78,000 for the years ended December 31, 2009, 2010, and 2011, respectively, related to the fair value adjustment of the warrant.

Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Redeemable Convertible Preferred Stock ("preferred stock")
Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")

5. Redeemable Convertible Preferred Stock ("preferred stock")

        The following table summarizes the Company's issuances of preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

        Series A-1, Series A-2, Series B, Series C, and Series D are collectively referred to as the Series Preferred. Price per share above for each series of preferred stock excludes the cost of issuance.

  Summary of Activity

        The following table presents a summary of activity for the Series Preferred issued and outstanding for the six months ended June 30, 2012 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668
Preferred stock dividends accreted for Series A-1 preferred stock	32	—	—	—	—	32
Preferred stock dividends accreted for Series A-2 preferred stock	—	120	—	—	—	120
Preferred stock dividends accreted for Series B preferred stock	—	—	343	—	—	343
Preferred stock dividends accreted for Series C preferred stock	—	—	—	320	—	320
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	514	514
Accretion of issuance costs	—	—	1	3	2	6
Conversion of preferred stock to common stock	(1,912)	(7,153)	(20,226)	(18,764)	(29,948)	(78,003)

Balance, June 30, 2012	$—	$—	$—	$—	$—	$—

        Upon closing of the Company's IPO, all outstanding shares of convertible preferred stock converted into an aggregate of 47,679,003 shares of common stock. In addition, immediately following the closing of the IPO, the Company's certificate of incorporation was amended to authorize 5,000,000 shares of undesignated preferred stock and 250,000,000 shares of common stock.

9. Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock")

        The Company is authorized to issue two classes of stock to be designated common stock and preferred stock. The Company is authorized to issue a total of 122,622,586 shares, of which 74,892,833 shares are common stock and 47,729,753 shares are preferred stock. Both the common stock and preferred stock have a par value of $0.001 per share.

  Common Stock

  Liquidation Rights

        In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the remaining assets of the Company legally available for distribution after the payment of the full liquidation preference for all series of outstanding preferred stock.

  Dividends and Voting Rights

        The holders of common stock are entitled to receive dividends if and when declared by the Company, but not until all dividends on preferred stock have been either (i) paid or (ii) declared and the Company has set aside funds to pay those dividends declared. Holders of common stock have the right to one vote per share.

  Preferred Stock

        The following table summarizes the issuances of preferred stock:

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

        Series A-1, Series A-2, Series B, Series C, and Series D are collectively referred to as the Series Preferred. Each of the prices per share above is referred to as the Original Issue Price, and excludes the cost of issuance.

        The Company incurred approximately $80,000, $41,000, and $0 of issuance costs during the years ended December 31, 2009, 2010, and 2011, respectively, in connection with the issuance of various classes of the Series Preferred. Such costs have been recorded as a reduction of the carrying amount of the Series Preferred and are being accreted through a charge to additional paid-in capital or accumulated deficit through December 23, 2015 using the effective interest method. The related accretion for the years ended December 31, 2009, 2010, and 2011 was $13,000, $27,000, and $31,000, respectively.

  Summary of Activity

        The following table presents a summary of activity for the Series Preferred issued and outstanding for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, January 1, 2009	$1,531	$5,734	$16,211	$—	$—	$23,476
Issuance of Series C preferred stock, less offering costs of $80	—	—	—	15,920	—	15,920
Preferred stock dividends accreted for Series A-1 preferred stock	107	—	—	—	—	107
Preferred stock dividends accreted for Series A-2 preferred stock	—	402	—	—	—	402
Preferred stock dividends accreted for Series B preferred stock	—	—	1,137	—	—	1,137
Preferred stock dividends accreted for Series C preferred stock	—	—	—	147	—	147
Accretion of issuance costs	2	2	6	3	—	13

Balance, December 31, 2009	$1,640	$6,138	$17,354	$16,070	$—	$41,202
Issuance of Series D preferred stock, less offering costs of $41	—	—	—	—	27,460	27,460
Preferred stock dividends accreted for Series A-1 preferred stock	115	—	—	—	—	115
Preferred stock dividends accreted for Series A-2 preferred stock	—	430	—	—	—	430
Preferred stock dividends accreted for Series B preferred stock	—	—	1,216	—	—	1,216
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,130	—	1,130
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	42	42
Accretion of issuance costs	2	3	6	16	—	27

Balance, December 31, 2010	$1,757	$6,571	$18,576	$17,216	$27,502	$71,622
Adjustment to offering costs associated with Series D issuance	—	—	—	—	(7)	(7)
Preferred stock dividends accreted for Series A-1 preferred stock	123	—	—	—	—	123
Preferred stock dividends accreted for Series A-2 preferred stock	—	460	—	—	—	460
Preferred stock dividends accreted for Series B preferred stock	—	—	1,301	—	—	1,301
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,209	—	1,209
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	1,929	1,929
Accretion of issuance costs	—	2	5	16	8	31

Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668

  Redemption

        The Company is obligated to redeem the Series Preferred if the holders of at least sixty-seven percent (67%) of the outstanding shares of Series Preferred, voting together as a single class on an as-if converted to common stock basis, require the Company to redeem all of the then outstanding Series Preferred of such holders in two equal annual installments beginning at any date on or after the fifth anniversary of the date the Series D was issued ("Original Issue Date"), or December 23, 2010, and ending on the date one year from such first redemption date. Shares subject to redemption will be redeemed from each holder of Series Preferred on a pro rata basis, based on the number of shares of Series Preferred then held. Any such redemption of the Series Preferred will be made on a ratable basis among the holders of Series A-1, Series A-2 (together "Series A"), Series B, Series C and Series D that request such redemption. In the event that the assets of the Company available for payment of such redemption amounts are less than the applicable Preferential Amount, the available funds shall be paid first in payment in full of the applicable Original Issue Price (the "Initial Preference Payment") and then in payment of all unpaid dividends (whether or not declared) and all declared but unpaid dividends (the "Accrued Dividends"). Together, the Initial Preference Payment and the Accrued Dividends equal the "Preferential Amount." As the Series Preferred are considered redeemable outside of the Company's control for accounting purposes, outstanding balances have been recorded as mezzanine equity within the consolidated balance sheets. The Company has elected to accrete the difference between the carrying value of the Series Preferred and the redemption amount (which includes accrued but undeclared/unpaid dividends) over the period to the first potential redemption date.

  Voting Rights

        Each holder of shares of the Series Preferred is entitled to the number of votes equal to the number of shares of common stock into which such shares of Series Preferred are convertible. Voting rights are consistent with the rights of holders of common stock, except as otherwise required by law or as specified in the Company's Articles of Incorporation.

  Liquidation Rights

        Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary (a "Liquidation Event"), before any distribution or payment is made to the holders of any common stock, the holders of Series Preferred are entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in such transaction, for each share of Series Preferred held by them, an amount per share of Series Preferred equal to the applicable Initial Preference Payment. If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) are insufficient to make payment in full to all holders of Series Preferred of the Initial Preference Payment, such assets (or consideration) shall be distributed among the holders of Series Preferred at the time outstanding ratably in proportion to the full amounts of Initial Preference Payment to which they would otherwise be respectively entitled if such amounts had been paid in full.

        After payment of the full Initial Preference Payment to the holders of Series Preferred, and before any distribution or payment is made to the holders of any common stock, the holders of Series Preferred shall be entitled to be paid out of the assets of the Company legally available for distribution, or the consideration received in connection with such Liquidation Event, for each share of Series Preferred held by them, an amount per share of Series Preferred equal to the Accrued Dividends (and together with the Initial Preference Payment, the "Liquidation Preference"). If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) are sufficient to make payment in full of the Initial Preference Payment but insufficient to make payment in full to all holders of Series Preferred of the Accrued Dividends, then such assets (or consideration) that remain available for distribution after payment in full of the Initial Preference Payment shall be distributed among the holders of Series Preferred at the time outstanding, ratably in proportion to the full amounts of Accrued Dividends to which they would otherwise be respectively entitled if such amounts had been paid in full.

        Solely for purposes of determining the amount each holder of shares of Series Preferred is entitled to receive with respect to a Liquidation Event, each series of Series Preferred shall be treated as if all holders of such series had converted such holder's shares of such series into shares of common stock immediately prior to the Liquidation Event if, as a result of an actual conversion of any series of Series Preferred holders of such series would receive (with respect to such series), in the aggregate, an amount greater than the amount that would be distributed to holders of such series if such holders had not converted such series of Series Preferred into shares of common stock.

  Conversion Rights

        The holders of the Company's Series Preferred are entitled to convert their shares into common stock at any time. The number of shares of common stock issued upon conversion is determined based on the number of converted Series Preferred and the conversion rate. The conversion rate varies based upon the occurrence of certain events, such as stock splits, business combinations, issuances of common stock dividends and distributions, recapitalizations, mergers, consolidations, and sales of common stock below the Series Preferred conversion price. As of December 31, 2010 and 2011, the conversion price of each series of Series Preferred was equal to the Original Issue Price of such series.

        Each share of the Series A will automatically be converted into shares of common stock, at any time upon the affirmative election of the holders of at least sixty percent (60%) of the then-outstanding shares of the Series A, voting together as a single class on an as-if converted to common stock basis. Each share of the Series B will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the then-outstanding shares of the Series B, voting together as a single class. Each share of the Series C will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least a majority of the then-outstanding shares of the Series C Preferred, voting together as a single class. Each share of the Series D Preferred will automatically be converted into shares of common stock at any time upon the affirmative election of the holders of at least sixty seven percent (67%) of the then-outstanding shares of the Series D Preferred, voting together as a single class. Each share of the Series Preferred will automatically be converted into shares of common stock immediately upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company in which the gross cash proceeds to the Company (before underwriting discounts, commissions and fees) are at least $25.0 million with a pre-money valuation of the Company of at least $250.0 million. Upon such automatic conversion, any declared and unpaid dividends will be paid.

  Dividend Rights

        Holders of Series Preferred, in preference to the holders of common stock, are entitled to receive, (A) when, as and if declared by the Board of Directors (the "Board"), but only out of funds that are legally available, (B) upon a Liquidation Event, or (C) upon the redemption of the Series Preferred, cash dividends at the rate of seven percent (7%) of the applicable Original Issue Price for such series of Series Preferred per annum, on each outstanding share of Series Preferred. Such dividends are payable only when, as and if declared by the Board, accrue from the date of issuance of the underlying share (whether or not declared), and are cumulative and compound annually. No dividend may be declared or paid on a series of the Series Preferred unless all then accrued dividends are declared and paid on each other series of the Series Preferred. In addition to the 7% cash dividend, holders of the Series Preferred shall be entitled to receive, on an if-converted basis, when and as declared by the Company's board of directors, any dividends on the Company's common stock. As of December 31, 2011, no dividends were declared by the board of directors. Due to the fact that the Company is obligated to pay accrued dividends (whether or not declared) to the Series Preferred holders upon a redemption event, the Company has accreted all undeclared or unpaid dividends as of December 31, 2011 of $581,000, $2,033,000, $4,888,000, $2,486,000, and $1,971,000, or $0.09, $0.22, $0.39, $0.23, and $0.23 per share for Series A-1, Series A-2, Series B, Series C, and Series D, respectively.

  Stock Split

        On December 22, 2009, the Company's board of directors declared a five-for-one stock split, effected in the form of a stock dividend, on the shares of the Company's common stock. Each shareholder of record on December 22, 2009 received four additional shares of stock for each share of stock they then held. The Company retained the current par value of $0.001 per share for all shares. All references in the accompanying financial statements to number of shares outstanding, per-share amounts, and stock option data have been restated to reflect the effect of the stock split for all periods presented.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

6. Stock-Based Compensation

        There were options outstanding to purchase an aggregate of 7,147,391 shares of common stock as of June 30, 2012 under the Company's 2006 Equity Incentive Plan, as amended. In March 2012, the Company established the 2012 Equity Incentive Plan pursuant to which the Company has reserved an additional 3,250,000 shares of its common stock for issuance to its employees, directors, and non-employee third parties. As of June 30, 2012, options to purchase 142,250 shares of common stock and 17,307 restricted stock units ("RSUs") were outstanding under this plan. Each RSU represents the contingent right to receive one share of common stock. Upon creation of the 2012 Equity Incentive Plan, no additional awards under the 2006 Equity Incentive Plan are available to be issued. As of June 30, 2012, 3,090,443 shares are available for future grant under the 2012 Equity Incentive Plan.

  Stock Option Awards

        For the six-month periods ended June 30, 2011 and 2012, the Company recognized total non-cash stock-based compensation expense associated with stock option awards of $275,000 and $1.1 million, respectively.

        The following summarizes the assumptions used for estimating the fair value of stock options granted to employees:

	Six Months Ended June 30,
	2011	2012
Risk-free interest rate	2.3% – 2.4%	1.1% – 1.3%
Expected life	5.9 – 6.1 years	5.7 – 6.1 years
Expected volatility	46% – 47%	53% – 54%
Dividend yield	0%	0%
Weighted-average grant date fair value	$1.30	$5.06

        The following table summarizes by grant date the stock options granted from January 1, 2012 through June 30, 2012, as well as the associated per share exercise price, which was equal to the estimated fair value of the Company's common stock at the grant date.

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share
January 24, 2012	106,250	$6.00
March 28, 2012	142,250	13.00

        Prior to the IPO, the Company determined for financial reporting purposes the estimated per share fair value of its common stock at various dates using contemporaneous valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation," also known as the Practice Aid.

        In conducting the contemporaneous valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including management's best estimate of the Company's business condition, prospects and operating performance at each valuation date.

        The following is a summary of option activity for the six months ended June 30, 2012:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2012	7,650,498	$1.11
Granted	248,500	10.01
Exercised	(558,709)	0.42
Forfeited	(37,263)	2.96
Expired	(13,385)	0.09

Options outstanding at June 30, 2012	7,289,641	1.46	6.99	$85,511

Options vested and exercisable at June 30, 2012	4,974,293	0.66	6.23	62,351

Options vested and expected to vest at June 30, 2012	7,246,937	1.44	6.98	85,122

        The total compensation cost related to unvested awards not yet recognized as of June 30, 2012 totaled $3.2 million and will be recognized over a weighted-average period of approximately 2.8 years.

        The aggregate intrinsic value of all options exercised during the six-month periods ended June 30, 2011 and 2012 was $860,000 and $9.0 million, respectively. The total fair value of shares that vested during the six-month periods ended June 30, 2011 and 2012 was $1.0 million and $942,000, respectively.

  Restricted Common Stock

        In connection with the acquisition of Condaptive on May 6, 2011, the Company issued 1,448,080 shares of restricted common stock to the employee shareholders of Condaptive. Under the terms of the stock restriction agreements, a portion of the shares of common stock issued was released from restriction on May 6, 2012, the first anniversary of the issuance. Thereafter, the remaining shares of common stock will be released from restriction on a monthly basis over a period that expires between May 2014 and December 2014, depending on the individual award, so long as the shareholder remains an employee of the Company as of the date of each such release, until all of the common stock is released from restriction. If the shareholder's employment terminates prior to the release of all shares from restriction, the shares not yet vested are subject to repurchase by the Company at the lower of $0.001 or the share's then fair market value. As of June 30, 2012, a total of 505,037 shares had been released from restriction.

        Stock-based compensation expense related to the restricted common stock is being recognized ratably over the restriction period based on the fair value of the individual awards. For the six months ended June 30, 2012, the Company recognized non-cash stock-based compensation expense associated with restricted common stock of $811,000. At June 30, 2012, unrecognized compensation expense relating to the restricted stock awards was $4.3 million and the aggregate intrinsic value of the unvested restricted stock was $12.4 million. The unrecognized compensation expense will be amortized on a straight line basis for the remaining 2.5 years.

  Restricted Stock Units (RSUs)

        In connection with the Company's IPO, the Company issued 17,307 RSUs under the 2012 equity incentive plan. The entire grant is scheduled to vest on September 28, 2012, subject to the holder's service with the Company on that date. For the six months ended June 30, 2012, the Company recognized non-cash stock based compensation expense associated with the RSUs of $111,000. At June 30, 2012, unrecognized compensation expense related to the RSUs was $114,000. The unrecognized compensation expense will be amortized on a straight-line basis through the vesting date.

10. Stock-Based Compensation

        The Company established the 2006 Equity Incentive Plan (the "Stock Option Plan"), pursuant to which the Company has reserved 10,470,855 shares of its common stock for issuance to its employees, directors, and non-employee third parties. As of December 31, 2011, the Company has 229,141 shares available for future grants.

        Stock options are granted at exercise prices not less than the estimated fair market value of the Company's common stock at the date of grant. The Company utilizes third party valuations to assist in the determination of fair value of the Company's common stock. These valuations consider publicly traded guideline companies, precedent transactions, discounted cash flows analyses, and values of the Company's common shares indicated through preferred stock financings in estimating the fair value of the Company's common stock. The Company recognizes compensation expense on a straight-line basis over the requisite service period of the option award. Options generally vest ratably over a four-year period, except those options granted to non-employee third parties, portions of which may vest immediately or on a straight-line basis over two years. Options expire ten years from the date of grant. The Company intends to issue new shares as needed to satisfy share options upon exercise.

        For the years ended December 31, 2009, 2010, and 2011, the Company recognized total non-cash stock-based compensation expense associated with stock option awards of $212,000, $412,000, and $859,000, respectively.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the risk-free interest rate, expected life, expected stock price volatility and dividend yield. The risk-free interest rate assumption is based upon observed interest rates for constant maturity U.S. Treasury securities consistent with the expected term of the Company's employee stock options. The expected life represents the period of time the stock options are expected to be outstanding and is based on the "simplified method." Under the "simplified method," the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company used the "simplified method" due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options. The Company assumed no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company's history of not paying dividends.

        The following summarizes the assumptions used for estimating the fair value of stock options granted to employees for the years ended December 31:

	2009	2010	2011
Risk-free interest rate	1.9% – 2.7%	1.3% – 2.7%	1.1% – 2.4%
Expected life	5 – 5.9 years	5 – 6.1 years	5.5 – 6.1 years
Expected volatility	47% – 49%	46% – 47%	44% – 54%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value	$0.33	$0.33	$1.46

        The following is a summary of option activity for the year ended December 31, 2011:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2011	6,495,430	$0.44
Granted	1,836,412	3.21
Exercised	(581,090)	0.29
Forfeited	(97,544)	1.26
Expired	(2,710)	0.76

Options outstanding at December 31, 2011	7,650,498	$1.11	7.33	$37,406

Options vested and exercisable at December 31, 2011	4,826,270	$0.46	6.44	26,748

Options vested and expected to vest at December 31, 2011	7,554,968	$1.10	7.28	37,016

        The total compensation cost related to nonvested awards not yet recognized as of December 31, 2011 totaled $2.7 million and will be recognized over a weighted-average period of approximately 2.9 years.

        The aggregate intrinsic value of all options exercised during the years ended December 31, 2009, 2010, and 2011 was $465,000, $991,000, and $1.7 million, respectively. The total fair value of shares which vested during the years ended December 31, 2009, 2010, and 2011 was $114,000, $323,000, and $471,000, respectively.

        The following table summarizes by grant date the number of shares of common stock subject to stock options granted from January 1, 2011 through December 31, 2011, as well as the associated per share exercise price and the estimated fair value per share of the Company's common stock on the grant date.

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share	Estimated Fair Value per Share
March 22, 2011	909,796	$2.75	$2.75
July 20, 2011	370,109	3.49	3.34
September 2, 2011	248,482	3.49	3.34
November 14, 2011	308,025	4.02	4.02

        The Company has determined for financial reporting purposes the estimated per share fair value of its common stock at various dates using contemporaneous valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation," also known as the Practice Aid. In conducting the contemporaneous valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including management's best estimate of the Company's business condition, prospects and operating performance at each valuation date.

Restricted Common Stock

        In connection with the acquisition of Condaptive on May 6, 2011, the Company issued 1,448,080 shares of restricted common stock to the employee shareholders of Condaptive at a fair value of approximately $4.5 million at the time of issuance. Under the terms of the stock restriction agreements, one-third of the shares of common stock issued will be released from restriction on the one-year anniversary of the issuance so long as the shareholder remains an employee of the Company. Thereafter, 1/36th of the shares of common stock will be released from restriction on a monthly basis measured from the one year anniversary of the issuance, so long as the shareholder remains an employee of the Company as of the date of each such release, until all of the common stock is released from restriction. If the shareholder's employment terminates prior to the release of all shares from restriction, the shares not yet vested are subject to repurchase by the Company at the lower of $0.001 or the share's then fair market value.

        Stock-based compensation expense related to the restricted common stock is being recognized ratably over the restriction period of three years based on the fair value at the time of issuance. For the year ended December 31, 2011, the Company recognized non-cash stock-based compensation expense associated with restricted common stock of $973,000. At December 31, 2011, unrecognized compensation expense relating to the restricted stock awards was $3.5 million and the aggregate intrinsic value of the unvested restricted stock was $8.7 million.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

8. Income Taxes

        The benefit for income taxes for the six months ended June 30, 2011 includes $493,000 of discrete tax benefits. The Company recorded a discrete tax benefit in the second quarter of 2011 due to a change in judgment about the realizability of the Company's deferred tax assets as the result of a future taxable temporary difference established in connection with the acquisition of Condaptive, Inc.

11. Income Taxes

        The components of loss before income tax for the years ended December 31 are as follows (in thousands):

	2009	2010	2011
Domestic	$(7,550)	$(6,427)	$(677)
Foreign	—	(672)	(96)

Total loss before income tax	$(7,550)	$(7,099)	$(773)

        The components of income tax (expense) benefit for the years ended December 31 are as follows (in thousands):

	2009	2010	2011
Federal	$—	$—	$439
State and local	—	(22)	57
Foreign	—	—	(10)

Total income tax (expense) benefit	$—	$(22)	$486

        Total income tax (expense) benefit is allocated as follows (in thousands):

	2009	2010	2011
Current	$—	$(22)	$5
Deferred	—	—	481

Total income tax (expense) benefit	$—	$(22)	$486

        A reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate is as follows:

	2009	2010	2011
U.S. statutory Federal rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from:
Expenses not deductible for tax purposes	(0.2)	(0.8)	(25.1)
State income taxes, net of federal benefit	—	(0.3)	1.2
Stock compensation	—	—	(79.8)
Changes in valuation allowance for deferred income taxes	(34.4)	(34.2)	133.6
Other	0.6	1.0	(1.0)

Effective tax rate	0.0%	(0.3)%	62.9%

        The Company's effective tax rate increased to 62.9% for the year ended December 31, 2011 primarily due to a change in judgment about the realizability of the Company's deferred tax assets due to a future taxable temporary difference established in connection with the acquisition of Condaptive, Inc. A component of the Company's stock-based compensation expense is not deductible for tax purposes; however, the increase in the effective tax rate related to these non-deductible expenses is offset by a reduction in the Company's valuation allowance.

        Deferred income taxes reflect the net tax effect of temporary differences that exist between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. As of December 31, 2011, the Company has $27.0 million of federal net operating loss carryforwards, which expire at various dates through 2031. The gross amount of the state net operating loss carryforwards is equal to or less than the federal net operating loss carryforwards and expires over various periods based on individual state tax law. As of December 31, 2011, the Company has gross foreign net operating loss carryforwards of $57,000 that do not expire.

        In general, businesses with U.S. net operating losses ("NOLs") are considered loss corporations for U.S. federal income tax purposes. Pursuant to Section 382 of the Internal Revenue Code (the "Code"), loss corporations that undergo an ownership change, as defined under the Code, may be subject to an annual limit on the amount of NOLs available to offset taxable income. The Company performed an analysis of its ownership changes pursuant to the rules prescribed under U.S. tax law and determined that it experienced one such ownership change since its inception. Based on this analysis, the Company does not believe that its NOLs and other tax attributes are limited under Section 382 of the Code. The realizability of the Company's U.S. NOL deferred tax assets is dependent on future sources of taxable income within the NOL carryforward period.

        The following summarizes the significant components of our deferred tax assets and liabilities as of December 31, 2010 and 2011, respectively (in thousands):

	2010	2011
Deferred tax assets:
U.S. net operating loss carryforwards	$10,579	$10,150
Foreign net operating loss carryforwards	141	10
Accrued expenses	517	542
Depreciation and amortization	52	5
Stock compensation	320	308
Other deferred tax assets	64	146

Gross deferred tax assets	11,673	11,161
Deferred tax liabilities:
Depreciation and amortization	—	(445)
Internally developed software	—	(750)
Prepaid expenses	(137)	(395)

Gross deferred tax liabilities	(137)	(1,590)

Valuation allowance	(11,536)	(9,577)

Deferred taxes, net of allowance	$—	$(6)

        Based upon the Company's historical operating performance and the reported cumulative net losses to date, the Company presently does not have sufficient objective evidence to support the recovery of its net deferred tax assets. Accordingly, the Company has established a valuation allowance against its net deferred tax assets for financial reporting purposes because it is not more likely than not that these deferred tax assets will be realized. In 2011, the valuation allowance for deferred tax assets decreased by $2.0 million.

        The Company has not recorded any amounts at December 31, 2010 and 2011 related to uncertain tax positions or tax contingencies. The Company files tax returns in the U.S. federal jurisdiction, as well as various U.S. state jurisdictions and certain international jurisdictions, where the Company has established subsidiaries. The tax years 2009 to 2011 remain open to examination by the taxing authorities. Though the statute for years prior to 2009 is closed for assessment of tax, the taxing authority has the ability to make adjustments to such tax years upon examination to determine the appropriate amount of net operating loss carryover to the open statute years.

Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Common Share
Net Loss Per Common Share

7. Net Loss Per Common Share

        The Company uses the two-class method to compute net loss per share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Each series of the Company's redeemable convertible preferred stock on an as-if-converted basis (prior to their conversion to common shares) as well as the restricted common stock issued in the Condaptive acquisition are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders and as a result are considered participating securities.

        Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrant. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the "if-converted" method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or "if-converted") as its diluted net income per share during the period. Due to net losses for the six-month periods ended June 30, 2011 and 2012, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.

        The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive:

	Six Months Ended June 30,
	2011	2012
Redeemable convertible preferred stock:
Series A-1	6,341,465	—
Series A-2	9,448,220	—
Series B	12,686,855	—
Series C	10,759,630	—
Series D	8,442,833	—
Unvested restricted common stock	1,448,080	943,043
Warrant to purchase Series B preferred stock/common stock	50,750	50,750
Stock options	6,918,527	7,289,641
RSUs	—	17,307

12. Net Loss Per Common Share

        Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company's net loss and net loss attributable to common stockholders. The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive:

	Year Ended December 31,
	2009	2010	2011
Redeemable convertible preferred stock:
Series A-1	6,341,465	6,341,465	6,341,465
Series A-2	9,448,220	9,448,220	9,448,220
Series B	12,686,855	12,686,855	12,686,855
Series C	10,759,630	10,759,630	10,759,630
Series D	—	8,442,833	8,442,833
Restricted common stock	—	—	1,448,080
Warrant to purchase Series B preferred stock	50,750	50,750	50,750
Stock options	6,965,349	6,495,430	7,650,498

Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

9. Segment and Geographic Information

        Substantially all assets were held in the United States at December 31, 2011 and June 30, 2012. The following table summarizes revenues generated through sales personnel employed by U.S. and non-U.S. subsidiaries (in thousands):

	Six Months Ended June 30,
	2011	2012
Revenue:
Domestic	$40,868	$63,738
International	3,072	8,604

Total	$43,940	$72,342

13. Segment and Geographic Information

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, in deciding how to allocate resources and assess performance. The Company's chief operating decision maker is its Chief Executive Officer ("CEO"). The CEO reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has concluded that its operations constitute one operating and reportable segment.

        Substantially all assets were held in the United States for the years ended December 31, 2009, 2010, and 2011. The following table summarizes revenue generated through sales personnel employed by the Company's U.S. and non-U.S. subsidiaries (in thousands):

	Year Ended December 31,
	2009	2010	2011
Revenue:
Domestic	$16,220	$46,322	$93,357
International	—	1,506	10,321

Total	$16,220	$47,828	$103,678

Employee Benefit Plan	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan
Employee Benefit Plan

14. Employee Benefit Plan

        The Company has a defined contribution retirement plan (the "Plan") available to all full-time employees under Section 401(k) of the U.S. Internal Revenue Code. Employees may elect to defer a percentage of their annual compensation up to amounts prescribed by law. Prior to March 2009, the Company made a matching contribution to the Plan consisting of an amount equal to 80% of the first 5% of the participant's deferred compensation. Subsequent to March 2009, the Company has not made matching contributions to the Plan. The Company contributed $18,000, $0, and $0 to the Plan during the years ended December 31, 2009, 2010, and 2011, respectively.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties
Related Parties

15. Related Parties

        During the year ended December 31, 2010, the Company repurchased 2,001,829 shares of common stock for $6.5 million from two of the Company's executives. Of the total consideration of $6.5 million, the Company recorded a reduction to common stock based on the par value of the shares repurchased and additional paid-in capital of $2,000 and $5.5 million, respectively, which represented the Company's estimate of the fair value of the Company's common stock on the date of repurchase. The shares purchased were cancelled and retired. The remaining price paid in excess of fair value of the shares of $1.0 million was recorded as compensation expense to the employees and is included in general and administrative expense in the Company's consolidated statement of operations.

        During the year ended December 31, 2011, the Company purchased an additional 300,761 shares of common stock for $980,000 from another member of the executive team. Of the total consideration of $980,000, the Company recorded a reduction to common stock based on the par value of the shares repurchased and additional paid-in capital of $0 and $827,000, respectively, which represented the Company's estimate of the fair value of the Company's common stock on the date of repurchase. The shares purchased were cancelled and retired. The price paid in excess of fair value of the shares of $153,000 was recognized as compensation expense to the employee and is included in general and administrative expense in the Company's consolidated statement of operations.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events
16. Subsequent Events Subsequent events were evaluated through the consolidated financial statements issuance date of February 24, 2012.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation

  Principles of Consolidation

        The unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying unaudited consolidated financial statements.

  Principles of Consolidation

        The consolidated financial statements include the accounts of Millennial Media, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

Recently Adopted Accounting Pronouncements

  Recently Adopted Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis.

        The Company adopted ASU 2011-04 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted ASU 2011-08 effective January 1, 2012. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

  Recently Adopted Accounting Pronouncements

        In October 2009, the FASB issued Accounting Standards Update ("ASU") No. 2009-13, "Revenue Recognition—Multiple Deliverable Revenue Arrangements," which amends the criteria for evaluating the individual elements in a multiple deliverable revenue arrangement and how to allocate the consideration received to the individual elements. The guidance was effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with early adoption permitted. The Company adopted this standard effective January 1, 2011. The adoption of this guidance did not have a material impact on the Company's financial position, results of operations or cash flows.

        In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income: Presentation of Comprehensive Income," which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' (deficit) equity. Instead, it requires entities to report components of comprehensive income (loss) in either a single continuous statement of net income and comprehensive income (loss) or in two separate but consecutive statements. In October 2011, the FASB proposed a deferral of the requirement of ASU No. 2011-05 to present certain reclassifications of other comprehensive income on the face of the income statement. Companies, however, would still be required to adopt the other requirements of this pronouncement. ASU No. 2011-05, which should be applied retrospectively, is effective for annual or interim periods beginning after December 15, 2011 with early adoption permitted. The Company adopted ASU 2011-05 effective January 1, 2011 and has retrospectively applied the provisions of ASU 2011-05 for all periods presented. This adoption did not have an impact on the Company's financial position, results of operations or cash flows.

Recent Accounting Pronouncements Not Yet Adopted

             Recent Accounting Pronouncements Not Yet Adopted

        In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS." The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board ("IASB") to develop a single, converged fair value framework. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands existing disclosure requirements for fair value measurements and makes other amendments. Key additional disclosures include quantitative disclosures about unobservable inputs in Level 3 measures, qualitative information about the sensitivity of Level 3 measures and valuation process, and classification within the fair value hierarchy for instruments where fair value is only disclosed in the footnotes but the carrying amount is on some other basis. For public companies, the ASU is effective for interim and annual periods beginning after December 15, 2011. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

        In September 2011, the FASB issued ASU No. 2011-08, "Testing for Goodwill Impairment." The objective of ASU 2011-08 is to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This guidance is effective for interim and annual financial periods beginning after December 15, 2011, although early adoption is permitted. The Company does not expect adoption of this ASU to have a material impact on the Company's financial position, results of operations or cash flows.

Use of Estimates

  Use of Estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

  Use of Estimates

        The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

        On an ongoing basis, the Company evaluates its estimates, including those related to the accounts receivable allowance, the useful lives of long-lived assets and other intangible assets, the fair value of the Company's common stock and assumptions used for purposes of determining stock-based compensation, the value of the Series B warrant, and income taxes, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities as well as reporting revenue and expenses during the periods presented.

Cash and Cash Equivalents

  Cash and Cash Equivalents

        Cash and cash equivalents consist of checking accounts and a money market account. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. The Company maintains cash balances in financial institutions in amounts greater than federally insured limits.

Revenue Recognition and Deferred Revenue

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, and are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance are individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2011 and June 30, 2012 there was $157,000 and $100,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying unaudited consolidated balance sheets.

  Revenue Recognition and Deferred Revenue

        The Company recognizes revenue based on the activity of mobile users viewing advertisements through developer applications and mobile websites. Revenues are recognized when the related advertising services are delivered based on the specific terms of the advertising contract, which are commonly based on the number of ads delivered, or views, clicks or actions by users on mobile advertisements. The Company recognizes revenue based on these terms because the services have been provided, the fees the Company charges are fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured.

        In the normal course of business, the Company acts as an intermediary in executing transactions with third parties. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) identifying and contracting with third-party advertisers, (ii) establishing the selling prices of the advertisements sold, (iii) performing all billing and collection activities including retaining credit risk and (iv) bearing sole responsibility for fulfillment of the advertising, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        Deferred revenue arises as a result of differences between the timing of revenue recognition and receipt of cash from the Company's customers. As of December 31, 2010 and 2011, there was $351,000 and $157,000, respectively, of services for which cash payments were received in advance of the Company's performance of the service under the arrangement and recorded as deferred revenue in the accompanying consolidated balance sheets.

Cost of Revenue

  Cost of Revenue

        Cost of revenue consists primarily of amounts due to developers for the advertising utilized in running mobile advertisements. These amounts are typically either a percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or a fixed fee for the ad space.

        The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue.

  Cost of Revenue

        Cost of revenue consists primarily of agreed-upon amounts due to developers for advertising space utilized in running mobile advertisements. These amounts are typically agreed upon in advance as either a fixed percentage of the advertising revenue earned by the Company based on mobile advertisements that are run on each developer's application or mobile website or as a fixed fee for the ad space. The Company recognizes the cost of revenue as the associated revenue is recognized, on a developer by developer basis during the period the advertisements run on the developer's advertising application or mobile website. Costs owed to developers but not yet paid are recorded as accrued cost of revenue in the accompanying consolidated balance sheets.

Fair Value Measurements

  Fair Value Measurements

        The carrying amounts of certain of the Company's financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximate their respective fair values due to their short-term nature. The Company's Series B warrant is recorded at fair value.

        The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

  •
  Level 1.  Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

  •
  Level 2.  Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

  •
  Level 3.  Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions.

  Assets and Liabilities Measured at Fair Value on a Recurring Basis

        The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of December 31, 2010 and 2011 (in thousands):

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$2,407	$2,407	$—	$—

	$2,407	$2,407	$—	$—

Liabilities:
Series B warrant(2)	$105	$—	$—	$105

	$105	$—	$—	$105

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

    (1)
    Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.

    (2)
    The Company used an option pricing model to determine the fair value of the Series B preferred stock warrant. Significant inputs included an estimate of the fair value of the Company's Series B preferred stock, the remaining contractual life of the warrant, a risk free rate of interest, and an estimate of the Company's stock volatility using the volatilities of guideline peer companies.

  Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

        The following table presents the changes in the Company's Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2009, 2010, and 2011 (in thousands):

	Series B Warrant
	2009	2010	2011
Beginning balance at January 1	$26	$26	$105
Unrealized loss included in earnings	—	79	78

Ending balance at December 31	$26	$105	$183

        No change in fair value was recorded in the statement of operations for the year ended December 31, 2009 as any change in fair value was de minimis.

Concentration of Credit Risk

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company's cash and cash equivalent accounts may exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        During the six months ended June 30, 2011, one customer accounted for approximately 11% of revenue. During the six months ended June 30, 2012, no customers accounted for 10% or greater of revenue.

        As of December 31, 2011 and June 30, 2012, no customer accounted for greater than 10% of accounts receivable.

  Concentration of Credit Risk

        Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. All of the Company's cash and cash equivalents are held at financial institutions that management believes to be of high credit quality. The Company's cash and cash equivalent accounts exceed federally insured limits at times. The Company has not experienced any losses on cash and cash equivalents to date. To manage accounts receivable risk, the Company evaluates the creditworthiness of its customers and maintains an allowance for doubtful accounts.

        One customer accounted for 11% of revenue for the year ended December 31, 2009. During the years ended December 31, 2010 and 2011, there were no customers that accounted for more than 10% of revenue or greater than 10% of outstanding receivables at year end.

        During the years ended December 31, 2009 and 2010, cost of revenue from one developer (vendor) comprised 42% and 26%, respectively, of total cost of revenue. No developer (vendor) comprised greater than 10% of total cot of revenue during the year ended December 31, 2011.

Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the unaudited consolidated balance sheets.

  Accounts Receivable and Allowance for Doubtful Accounts and Sales Credits

        The Company extends credit to customers without requiring collateral. Accounts receivable are stated at realizable value, net of an allowance for doubtful accounts. The Company utilizes the allowance method to provide for doubtful accounts based on management's evaluation of the collectability of amounts due. The Company's estimate is based on historical collection experience and a review of the current status of accounts receivable. Historically, actual write-offs for uncollectible accounts have not significantly differed from the Company's estimates. However, higher than expected bad debts may result in future write-offs that are greater than the Company's estimates.

        The Company also estimates an allowance for sales credits based on the Company's historical sales credits experience. Historically, actual sales credits have not significantly differed from the Company's estimates. However, higher than expected sales credits may result in future write-offs that are greater than the Company's estimates. The allowances for doubtful accounts and sales credits are included in accounts receivable, net in the consolidated balance sheets.

Property and Equipment

  Property and Equipment

        Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Depreciation and amortization is provided over the estimated useful lives of the related assets using the straight-line method.

        The estimated useful lives for significant property and equipment categories are as follows:

Office furniture and fixtures	7 years
Computer equipment	3 years
Purchased software	3 years
Internally developed software	3 years
Leasehold improvements	Lesser of remaining lease term or useful life

        Repairs and maintenance costs are charged to expense as incurred.

Internally Developed Software

  Internally Developed Software

        The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: the preliminary project stage (all costs expensed as incurred), the application development stage (costs are capitalized) and the post-implementation/ operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight-line method over the estimated useful life of the software once it is ready for its intended use. Capitalized software development costs of $2.1 million have been included in property and equipment in the consolidated balance sheet as of December 31, 2011. Amortization expense for the related capitalized internally developed software for the years ended December 31, 2009, 2010, and 2011 totaled $0, $0, and $79,000, respectively, and is included in technology and development expense in the accompanying consolidated statements of operations.

Goodwill

  Goodwill

        As a result of the Company's acquisition of Condaptive, Inc. (see Note 3) in May 2011, the Company recorded goodwill. Goodwill represents the excess of: (a) the aggregate of the fair value of consideration transferred in a business combination, over (b) the fair value of assets acquired, net of liabilities assumed. Goodwill is not amortized, but is subject to annual impairment tests. The Company tests goodwill for impairment annually on October 1st or more frequently if events or changes in business circumstances indicate the asset might be impaired. Goodwill is tested for impairment at the reporting unit level using a two-step approach. The first step is to compare the fair value of the reporting unit to the carrying value of the net assets assigned to the reporting unit. If the fair value of the reporting unit is greater than the carrying value of the net assets assigned to the reporting unit, the assigned goodwill is not considered impaired. If the fair value is less than the reporting unit's carrying value, step two is performed to measure the amount of the impairment, if any. In the second step, the fair value of goodwill is determined by deducting the fair value of the reporting unit's identifiable assets and liabilities from the fair value of the reporting unit as a whole, as if the reporting unit had just been acquired and the fair value was being initially allocated. If the carrying value of goodwill exceeds the implied fair value, an impairment charge would be recorded in the period the determination is made.

        The Company has determined that it has a single, entity-wide reporting unit. To determine the fair value of the Company's entity-wide reporting unit, the Company primarily uses a discounted cash flow analysis, which requires significant assumptions and estimates about future operations. Significant judgments inherent in this analysis include the determination of an appropriate discount rate, estimated terminal value and the amount and timing of expected future cash flows. The Company may also determine fair value of its reporting unit using a market approach by applying multiples of earnings of peer companies to the operating results of the reporting unit.

        As a result of the Company's annual impairment testing as of October 1, 2011, goodwill was not considered impaired and as such, no impairment charges were recorded.

Identifiable Intangible Assets

  Identifiable Intangible Assets

        The Company acquired intangible assets in connection with its business acquisitions. These assets were recorded at their estimated fair values at the acquisition date and are being amortized over their respective estimated useful lives using the straight-line method.

        The estimated useful lives used in computing amortization are as follows:

Intellectual property	10 years
Developed technology	5 years

Deferred offering costs

  Deferred Offering Costs

        Deferred offering costs of $2.0 million are included on the consolidated balance sheets as of December 31, 2011. Upon the consummation of the initial public offering, these amounts will be offset against the proceeds of the offering and included in stockholders' (deficit) equity. If the offering is terminated, deferred offering costs will be expensed.

Impairment of Long-Lived Assets

  Impairment of Long-Lived Assets

        The Company reviews long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset or asset group to future undiscounted net cash flows expected to be generated by the asset or asset group. If such assets are not recoverable, the impairment to be recognized, if any, is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets or asset group. Assets held for sale are reported at the lower of the carrying amount or fair value, less costs to sell. As of December 31, 2010 and 2011, management does not believe any long-lived assets are impaired and has not identified any assets as being held for sale.

Income Taxes

  Income Taxes

        Income taxes are accounted for under the asset and liability method of accounting. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

        The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based on the technical merits of the position, it is more likely than not that the position will be sustained upon examination by the taxing authorities.

        The Company has a policy to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense.

Advertising Costs

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising costs totaled $73,000, $116,000, and $184,000 for the years ended December 31, 2009, 2010, and 2011, respectively. Advertising costs are included within sales and marketing expense on the consolidated statements of operations.

Technology and Development

  Technology and Development

        Technology and development expense primarily consists of salaries and payroll-related costs for development employees, including stock-based compensation and bonuses. Additional expenses include costs related to the development, quality assurance and testing of new technology and enhancement of existing technology, amortization of internally developed software related to the Company's technology infrastructure, consulting, travel and other related overhead.

        Technology and development costs are expensed as incurred, except for certain costs relating to internally developed software, which are capitalized and amortized on a straight line basis over three years once the asset is placed in service.

Foreign Operations and Currency Translation

  Foreign Operations and Currency Translation

        Beginning in 2010, the consolidated financial statements include the results of the Company's wholly-owned subsidiaries whose books and records are maintained in a functional currency other than U.S. Dollars. These results have been translated into U.S. Dollars in the accompanying consolidated financial statements. There were no foreign operations prior to 2010.

Stock-Based Compensation

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies.

        Stock options are granted with exercise prices not less than the fair market value of the Company's common stock at the date of grant. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited. Options generally vest ratably over a four-year period, except those options granted to non-employees, portions of which may vest immediately or ratably over two years. Options expire ten years from the date of grant.

  Stock-Based Compensation

        The Company accounts for share-based payment awards by measuring employee services received in exchange for all equity awards granted based on the fair value of the award as of the grant date. The Company recognizes stock-based compensation expense on a straight-line basis over the awards' vesting period, adjusted for estimated forfeitures.

        The Company uses the Black-Scholes option pricing model for estimating the fair value of stock options. The use of the option valuation model requires the input of highly subjective assumptions, including the fair value of the Company's common stock, the expected life, and the expected stock price volatility based on peer companies. Additionally, the recognition of expense requires the estimation of the number of options that will ultimately vest and the number of options that will ultimately be forfeited.

Basic and Dilutive Loss per Common Share

  Basic and Dilutive Loss per Common Share

        The Company uses the two-class method to compute net loss per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company's redeemable convertible preferred stock and the restricted common stock issued in the Condaptive acquisition (see Note 3) are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders, and as a result are considered participating securities.

        Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the "if-converted" method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or "if-converted") as its diluted net income per share during the period. Due to net losses for the years ended December 31, 2009, 2010, and 2011, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been antidilutive.

Unaudited Pro Forma Presentation		Policy 2

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of fair values of the assets and liabilities

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$2,407	$2,407	$—	$—

	$2,407	$2,407	$—	$—

Liabilities:
Series B warrant(2)	$105	$—	$—	$105

	$105	$—	$—	$105

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds(1)	$10,909	$10,909	$—	$—

	$10,909	$10,909	$—	$—

Liabilities:
Series B warrant(2)	$183	$—	$—	$183

	$183	$—	$—	$183

Schedule of changes in level 3 instruments measured at fair value on recurring basis

	Series B Warrant
	2009	2010	2011
Beginning balance at January 1	$26	$26	$105
Unrealized loss included in earnings	—	79	78

Ending balance at December 31	$26	$105	$183

Schedule of estimated useful lives for significant property and equipment

Office furniture and fixtures	7 years
Computer equipment	3 years
Purchased software	3 years
Internally developed software	3 years
Leasehold improvements	Lesser of remaining lease term or useful life

Schedule of estimated useful lives used in computing amortization

Intellectual property	10 years
Developed technology	5 years

Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition
Schedule of fair values of the assets and liabilities acquired

Cash	$8
Unbilled revenue	45
Deposits	3
Developed technology	1,292
Goodwill	1,348

Total assets acquired	2,696

Accounts payable	66
Deferred tax liability	487

Total liabilities assumed	553

Net assets acquired	$2,143

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment
Schedule of property and equipment

	2010	2011
Office furniture and fixtures	$135	$227
Leasehold improvements	158	404
Internally developed software	—	2,068
Computer software	347	685
Computer equipment	604	1,387

	1,244	4,771
Less: accumulated depreciation and amortization	(503)	(1,083)

Property and equipment, net	$741	$3,688

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Schedule of changes in carrying amount of goodwill

Balance as of January 1, 2011	$—
Goodwill acquired	1,348

Balance as of December 31, 2011	$1,348

Schedule of acquisition-related intangible assets

	As of December 31, 2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$6	$66	9.2
Developed technology	—	—	—	—

Total	$72	$6	$66	9.2

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Intellectual property	$72	$13	$59	8.2
Developed technology	1,292	172	1,120	4.3

Total	$1,364	$185	$1,179	4.5

Schedule of expected amortization expense for acquisition-related intangible assets for each of the next five years and thereafter

2012	$266
2013	266
2014	266
2015	266
2016	93
Thereafter	22

$1,179

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease payments under operating leases

2012	$1,365
2013	1,108
2014	629
2015	651
2016	464

Total future minimum lease payments	$4,217

Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock") (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Redeemable Convertible Preferred Stock ("preferred stock")
Schedule of the issuances of preferred stock

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

Issue Date	Name	Price per Share	Number of Shares	Conversion Price per Share
July 2006	Series A-1	$0.21	6,341,465	$0.21
December 2006	Series A-2	$0.53	9,448,220	$0.53
November 2007	Series B	$1.18	12,686,855	$1.18
November 2009	Series C	$1.49	10,759,630	$1.49
December 2010	Series D	$3.26	8,442,833	$3.26

Summary of activity for the Series Preferred issued and outstanding

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668
Preferred stock dividends accreted for Series A-1 preferred stock	32	—	—	—	—	32
Preferred stock dividends accreted for Series A-2 preferred stock	—	120	—	—	—	120
Preferred stock dividends accreted for Series B preferred stock	—	—	343	—	—	343
Preferred stock dividends accreted for Series C preferred stock	—	—	—	320	—	320
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	514	514
Accretion of issuance costs	—	—	1	3	2	6
Conversion of preferred stock to common stock	(1,912)	(7,153)	(20,226)	(18,764)	(29,948)	(78,003)

Balance, June 30, 2012	$—	$—	$—	$—	$—	$—

	Redeemable Convertible Preferred Stock
	Series A-1	Series A-2	Series B	Series C	Series D	Total Amount
Balance, January 1, 2009	$1,531	$5,734	$16,211	$—	$—	$23,476
Issuance of Series C preferred stock, less offering costs of $80	—	—	—	15,920	—	15,920
Preferred stock dividends accreted for Series A-1 preferred stock	107	—	—	—	—	107
Preferred stock dividends accreted for Series A-2 preferred stock	—	402	—	—	—	402
Preferred stock dividends accreted for Series B preferred stock	—	—	1,137	—	—	1,137
Preferred stock dividends accreted for Series C preferred stock	—	—	—	147	—	147
Accretion of issuance costs	2	2	6	3	—	13

Balance, December 31, 2009	$1,640	$6,138	$17,354	$16,070	$—	$41,202
Issuance of Series D preferred stock, less offering costs of $41	—	—	—	—	27,460	27,460
Preferred stock dividends accreted for Series A-1 preferred stock	115	—	—	—	—	115
Preferred stock dividends accreted for Series A-2 preferred stock	—	430	—	—	—	430
Preferred stock dividends accreted for Series B preferred stock	—	—	1,216	—	—	1,216
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,130	—	1,130
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	42	42
Accretion of issuance costs	2	3	6	16	—	27

Balance, December 31, 2010	$1,757	$6,571	$18,576	$17,216	$27,502	$71,622
Adjustment to offering costs associated with Series D issuance	—	—	—	—	(7)	(7)
Preferred stock dividends accreted for Series A-1 preferred stock	123	—	—	—	—	123
Preferred stock dividends accreted for Series A-2 preferred stock	—	460	—	—	—	460
Preferred stock dividends accreted for Series B preferred stock	—	—	1,301	—	—	1,301
Preferred stock dividends accreted for Series C preferred stock	—	—	—	1,209	—	1,209
Preferred stock dividends accreted for Series D preferred stock	—	—	—	—	1,929	1,929
Accretion of issuance costs	—	2	5	16	8	31

Balance, December 31, 2011	$1,880	$7,033	$19,882	$18,441	$29,432	$76,668

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of assumptions used for estimating the fair value of stock options granted to employees

	Six Months Ended June 30,
	2011	2012
Risk-free interest rate	2.3% – 2.4%	1.1% – 1.3%
Expected life	5.9 – 6.1 years	5.7 – 6.1 years
Expected volatility	46% – 47%	53% – 54%
Dividend yield	0%	0%
Weighted-average grant date fair value	$1.30	$5.06

	2009	2010	2011
Risk-free interest rate	1.9% – 2.7%	1.3% – 2.7%	1.1% – 2.4%
Expected life	5 – 5.9 years	5 – 6.1 years	5.5 – 6.1 years
Expected volatility	47% – 49%	46% – 47%	44% – 54%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value	$0.33	$0.33	$1.46

Schedule of summary of option activity

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2012	7,650,498	$1.11
Granted	248,500	10.01
Exercised	(558,709)	0.42
Forfeited	(37,263)	2.96
Expired	(13,385)	0.09

Options outstanding at June 30, 2012	7,289,641	1.46	6.99	$85,511

Options vested and exercisable at June 30, 2012	4,974,293	0.66	6.23	62,351

Options vested and expected to vest at June 30, 2012	7,246,937	1.44	6.98	85,122

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2011	6,495,430	$0.44
Granted	1,836,412	3.21
Exercised	(581,090)	0.29
Forfeited	(97,544)	1.26
Expired	(2,710)	0.76

Options outstanding at December 31, 2011	7,650,498	$1.11	7.33	$37,406

Options vested and exercisable at December 31, 2011	4,826,270	$0.46	6.44	26,748

Options vested and expected to vest at December 31, 2011	7,554,968	$1.10	7.28	37,016

Schedule of summary by grant date of the number of shares of common stock granted, exercise price and estimated fair value per share

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share
January 24, 2012	106,250	$6.00
March 28, 2012	142,250	13.00

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share	Estimated Fair Value per Share
March 22, 2011	909,796	$2.75	$2.75
July 20, 2011	370,109	3.49	3.34
September 2, 2011	248,482	3.49	3.34
November 14, 2011	308,025	4.02	4.02

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of loss before income tax

	2009	2010	2011
Domestic	$(7,550)	$(6,427)	$(677)
Foreign	—	(672)	(96)

Total loss before income tax	$(7,550)	$(7,099)	$(773)

Schedule of components of income tax (expense) benefit

	2009	2010	2011
Federal	$—	$—	$439
State and local	—	(22)	57
Foreign	—	—	(10)

Total income tax (expense) benefit	$—	$(22)	$486

Schedule of total income tax (expense) benefit allocation

	2009	2010	2011
Current	$—	$(22)	$5
Deferred	—	—	481

Total income tax (expense) benefit	$—	$(22)	$486

Schedule of reconciliation of the difference between the statutory federal income tax rate and the effective income tax rate

	2009	2010	2011
U.S. statutory Federal rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from:
Expenses not deductible for tax purposes	(0.2)	(0.8)	(25.1)
State income taxes, net of federal benefit	—	(0.3)	1.2
Stock compensation	—	—	(79.8)
Changes in valuation allowance for deferred income taxes	(34.4)	(34.2)	133.6
Other	0.6	1.0	(1.0)

Effective tax rate	0.0%	(0.3)%	62.9%

Schedule of significant components of deferred tax assets and liabilities

	2010	2011
Deferred tax assets:
U.S. net operating loss carryforwards	$10,579	$10,150
Foreign net operating loss carryforwards	141	10
Accrued expenses	517	542
Depreciation and amortization	52	5
Stock compensation	320	308
Other deferred tax assets	64	146

Gross deferred tax assets	11,673	11,161
Deferred tax liabilities:
Depreciation and amortization	—	(445)
Internally developed software	—	(750)
Prepaid expenses	(137)	(395)

Gross deferred tax liabilities	(137)	(1,590)

Valuation allowance	(11,536)	(9,577)

Deferred taxes, net of allowance	$—	$(6)

Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Net Loss Per Common Share
Schedule of anti-dilutive securities excluded from the calculation of weighted average common shares outstanding

	Six Months Ended June 30,
	2011	2012
Redeemable convertible preferred stock:
Series A-1	6,341,465	—
Series A-2	9,448,220	—
Series B	12,686,855	—
Series C	10,759,630	—
Series D	8,442,833	—
Unvested restricted common stock	1,448,080	943,043
Warrant to purchase Series B preferred stock/common stock	50,750	50,750
Stock options	6,918,527	7,289,641
RSUs	—	17,307

	Year Ended December 31,
	2009	2010	2011
Redeemable convertible preferred stock:
Series A-1	6,341,465	6,341,465	6,341,465
Series A-2	9,448,220	9,448,220	9,448,220
Series B	12,686,855	12,686,855	12,686,855
Series C	10,759,630	10,759,630	10,759,630
Series D	—	8,442,833	8,442,833
Restricted common stock	—	—	1,448,080
Warrant to purchase Series B preferred stock	50,750	50,750	50,750
Stock options	6,965,349	6,495,430	7,650,498

Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment and Geographic Information
Schedule of revenues generated through sales personnel employed by U.S. and non-U.S. subsidiaries

	Six Months Ended June 30,
	2011	2012
Revenue:
Domestic	$40,868	$63,738
International	3,072	8,604

Total	$43,940	$72,342

	Year Ended December 31,
	2009	2010	2011
Revenue:
Domestic	$16,220	$46,322	$93,357
International	—	1,506	10,321

Total	$16,220	$47,828	$103,678

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue Recognition and Deferred Revenue
Deferred revenue	$ 100	$ 157	$ 351
Liabilities:
Series B warrant		183	105
Unaudited Pro Forma Presentation
Preferred stock warrant liability that will be reclassified to additional paid-in capital		183	105
Fair value
Assets:
Total Assets		10,909	2,407
Liabilities:
Total liabilities		183	105
Level 1
Assets:
Total Assets		10,909	2,407
Level 3
Liabilities:
Total liabilities		183	105
Recurring | Fair value
Assets:
Money market funds	108,411	10,909	2,407
Total Assets	108,411	10,909
Liabilities:
Series B warrant		183	105
Total liabilities		183
Unaudited Pro Forma Presentation
Preferred stock warrant liability that will be reclassified to additional paid-in capital		183	105
Recurring | Level 1
Assets:
Money market funds	108,411	10,909	2,407
Total Assets	108,411	10,909
Recurring | Level 3
Liabilities:
Series B warrant		183	105
Total liabilities		183
Unaudited Pro Forma Presentation
Preferred stock warrant liability that will be reclassified to additional paid-in capital		$ 183	$ 105

Summary of Significant Accounting Policies (Details 2) (Series B Warrant, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Series B Warrant
Changes in level 3 instruments measured at fair value
Beginning balance	$ 105	$ 26	$ 26
Unrealized loss included in earnings	78	79
Ending balance	$ 183	$ 105	$ 26

Summary of Significant Accounting Policies (Details 3)	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2010 Cost of revenue Supplier concentration One developer (vendor) item	Dec. 31, 2009 Cost of revenue Supplier concentration One developer (vendor) item	Jun. 30, 2011 Revenue Customer concentration One customer item	Dec. 31, 2009 Revenue Customer concentration One customer item
Concentration Risk
Number of customers (customers)			1	1
Number of developers (vendors)	1	1
Percentage of concentration of credit risk	26.00%	42.00%	11.00%	11.00%

Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011 item
Internally Developed Software
Software development projects, number of stages	3
Capitalized software development costs	$ 2,100,000
Amortization expense	$ 79,000
Office furniture and fixtures
Property and Equipment
Estimated useful lives	7 years
Computer equipment
Property and Equipment
Estimated useful lives	3 years
Purchased software
Property and Equipment
Estimated useful lives	3 years
Internally developed software
Property and Equipment
Estimated useful lives	3 years

Summary of Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Offering Costs
Deferred offering costs	$ 1,985,000
Advertising costs
Advertising costs	$ 184,000	$ 116,000	$ 73,000
Intellectual property
Identifiable Intangible Assets
Estimated useful lives	10 years
Developed technology
Identifiable Intangible Assets
Estimated useful lives	5 years
Technology and development in service capitalization and amortization period	3 years

Acquisition (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Developed technology	Dec. 31, 2011 Developed technology Restricted common stock	May 06, 2011 Condaptive	Dec. 31, 2011 Condaptive	Dec. 31, 2011 Condaptive Restricted common stock	Dec. 31, 2011 Condaptive Developed technology
Acquisition
Ownership interest (as a percent)					100.00%
Consideration paid in cash					$ 2,100,000
Number of shares issued				1,448,080	24,329
Fair value of shares issued					75,000		4,500,000
Fair values of the assets and liabilities acquired at the date of acquisition
Cash					8,000
Unbilled revenue					45,000
Deposits					3,000
Developed technology					1,292,000
Goodwill					1,348,000
Total assets acquired					2,696,000
Accounts payable					66,000
Deferred tax liabilities					487,000
Total liabilities assumed					553,000
Net assets acquired					2,143,000
Estimated useful life	4 years 6 months	9 years 2 months 12 days	4 years 3 months 18 days					5 years
Amortization expense								172,000
Acquisition-related costs included in general and administrative expenses						$ 65,000

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Property and Equipment
Property and equipment, gross	$ 4,771	$ 1,244
Less: accumulated depreciation and amortization	(1,083)	(503)
Property and equipment, net	3,688	741		4,781
Depreciation and amortization expense	580	223	146
Office furniture and fixtures
Property and Equipment
Property and equipment, gross	227	135
Leasehold improvements
Property and Equipment
Property and equipment, gross	404	158
Internally developed software
Property and Equipment
Property and equipment, gross	2,068
Computer software
Property and Equipment
Property and equipment, gross	685	347
Computer equipment
Property and Equipment
Property and equipment, gross	$ 1,387	$ 604

Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Changes in carrying amount of goodwill
Balance at the beginning of the period			$ 1,348,000
Goodwill acquired	1,348,000
Balance at the end of the period	1,348,000		1,348,000
Intangible Assets
Gross Carrying Amount	1,364,000	72,000
Accumulated Amortization	185,000	6,000
Net Carrying Amount	1,179,000	66,000
Weighted Average Remaining Useful Life	4 years 6 months	9 years 2 months 12 days
Amortization expense of acquisition-related intangible assets	179,000	6,000
Expected amortization expense for acquisition-related intangible assets
2012	266,000
2013	266,000
2014	266,000
2015	266,000
2016	93,000
Thereafter	22,000
Net Carrying Amount	1,179,000	66,000
Intellectual property
Intangible Assets
Gross Carrying Amount	72,000	72,000
Accumulated Amortization	13,000	6,000
Net Carrying Amount	59,000	66,000
Weighted Average Remaining Useful Life	8 years 2 months 12 days	9 years 2 months 12 days
Expected amortization expense for acquisition-related intangible assets
Net Carrying Amount	59,000	66,000
Developed technology
Intangible Assets
Gross Carrying Amount	1,292,000
Accumulated Amortization	172,000
Net Carrying Amount	1,120,000
Weighted Average Remaining Useful Life	4 years 3 months 18 days
Expected amortization expense for acquisition-related intangible assets
Net Carrying Amount	$ 1,120,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments
2012	$ 1,365,000
2013	1,108,000
2014	629,000
2015	651,000
2016	464,000
Total future minimum lease payments	4,217,000
Rent expenses	927,000	537,000	424,000
Letter of Credit
Outstanding letter of credit	$ 36,000	$ 54,000

Long-Term Debt and Line of Credit (Details) (USD $)	Dec. 31, 2009 Letters of credit	Dec. 31, 2009 Term loans item	Dec. 31, 2008 Term loans	Aug. 31, 2011 The SVB Line	Aug. 31, 2011 The SVB Line Line of Credit	Aug. 31, 2011 The SVB Line Letters of credit
Long-Term Debt and Line of Credit
Amount borrowed			$ 3,000,000
Description of floating annual interest rate		Prime Rate
Interest rate margin (as a percent)		0.50%
Interest rate (as a percent)	3.75%
Number of consecutive monthly installments		36
Maximum borrowings					15,000,000	2,000,000
Origination fees paid and capitalized				$ 57,000
Term of line of credit, over which origination fees are amortized				24 months
Cash, cash equivalent and accounts receivable to current liabilities ratio, minimum				1.25
Unused line fee as a percentage of average unused portion of the loan, payable monthly				0.25%

Series B Warrant (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Series B Warrant
Number of Series B preferred shares holder of warrant may purchase			50,750		50,750
Series B Warrant term			10 years		10 years
Series B Warrant exercise price (in dollars per share)			$ 1.18		$ 1.18
Series B warrant outstanding			$ 183	$ 105
Series B Warrant other expense recorded	$ 834	$ 26	$ 78	$ 79

Stockholders' Equity and Redeemable Convertible Preferred Stock ("preferred stock") (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2012 Series A-1	Jun. 30, 2012 Series A-1	Dec. 31, 2011 Series A-1	Dec. 31, 2010 Series A-1	Dec. 31, 2009 Series A-1	Apr. 03, 2012 Series A-1	Apr. 30, 2012 Series A-2	Jun. 30, 2012 Series A-2	Dec. 31, 2011 Series A-2	Dec. 31, 2010 Series A-2	Dec. 31, 2009 Series A-2	Apr. 03, 2012 Series A-2	Apr. 30, 2012 Series B	Jun. 30, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B	Dec. 31, 2009 Series B	Apr. 03, 2012 Series B	Apr. 30, 2012 Series C	Jun. 30, 2012 Series C	Dec. 31, 2011 Series C	Dec. 31, 2010 Series C	Dec. 31, 2009 Series C	Apr. 03, 2012 Series C	Apr. 30, 2012 Series D	Jun. 30, 2012 Series D	Dec. 31, 2011 Series D item	Dec. 31, 2010 Series D	Apr. 03, 2012 Series D
Redeemable Convertible Preferred Stock ("preferred stock")
Number of classes of stock authorized to be issued				2
Common stock and preferred stock, shares authorized				122,622,586
Common Stock, Shares Authorized			250,000,000	74,892,833	74,892,833
Preferred Stock, Shares Authorized			5,000,000	47,729,753					0	6,341,465	6,341,465		0		0	9,448,220	9,448,220		0		0	12,737,605	12,737,605		0		0	10,759,630	10,759,630		0		0	8,442,833	8,442,833	0
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of votes available per share				1
Preferred stock
Price per Share (in dollars per share)										$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Number of Shares			0	0					0	6,341,465	6,341,465		6,341,465		0	9,448,220	9,448,220		9,448,220		0	12,686,855	12,686,855		12,686,855		0	10,759,630	10,759,630		10,759,630		0	8,442,833	8,442,833	8,442,833
Conversion Price per Share (in dollars per share)				$ 1.18			$ 1.18			$ 0.21			$ 0.21			$ 0.53			$ 0.53			$ 1.18			$ 1.18			$ 1.49			$ 1.49			$ 3.26		$ 3.26
Redeemable convertible preferred stock:
Preferred stock									$ 1,880,000	$ 1,757,000	$ 1,640,000	$ 1,531,000			$ 7,033,000	$ 6,571,000	$ 6,138,000	$ 5,734,000			$ 19,882,000	$ 18,576,000	$ 17,354,000	$ 16,211,000			$ 18,441,000	$ 17,216,000	$ 16,070,000				$ 29,432,000	$ 27,502,000
Preferred stock			76,668,000	71,622,000	41,202,000	23,476,000
Issuance of preferred stock, less offering cost for series	115,439,000		115,079,000		27,460,000	15,920,000																								15,920,000					27,460,000
Adjustment to offering cost				(7,000)																														(7,000)
Preferred stock dividends accreted for series	1,329,000		1,329,000	5,022,000	2,933,000	1,793,000		32,000	32,000	123,000	115,000	107,000		120,000	120,000	460,000	430,000	402,000		343,000	343,000	1,301,000	1,216,000	1,137,000		320,000	320,000	1,209,000	1,130,000	147,000		514,000	514,000	1,929,000	42,000
Accretion of issuance costs for series	6,000		6,000	31,000	27,000	13,000					2,000	2,000				2,000	3,000	2,000		1,000	1,000	5,000	6,000	6,000		3,000	3,000	16,000	16,000	3,000		2,000	2,000	8,000
Preferred stock										1,880,000	1,757,000	1,640,000				7,033,000	6,571,000	6,138,000				19,882,000	18,576,000	17,354,000				18,441,000	17,216,000	16,070,000				29,432,000	27,502,000
Preferred stock		41,202,000	0	76,668,000	71,622,000	41,202,000
Offering costs																												80,000						41,000
Percentage of outstanding shares of preferred stock required to vote for redemption																																		67.00%
Preferred stock redemption, number of installments																																		2
Number of anniversaries of the issue date of series D on or after which redemption is required to be started																																		5
Period after the first redemption date within which redemption is required to be completed																																		1 year
Percentage of outstanding shares of preferred stock required to vote for conversion										60.00%																								67.00%
Gross proceeds from an underwritten public offering of common stock required for automatic conversion				25,000,000
Pre-money valuation after an underwritten public offering of common stock required for automatic conversion				250,000,000
Dividend rate (as a percent)				7.00%
Accreted undeclared and unpaid dividend										$ 581,000						$ 2,033,000						$ 4,888,000						$ 2,486,000						$ 1,971,000
Accreted undeclared and unpaid dividend (in dollars per share)										$ 0.09						$ 0.22						$ 0.39						$ 0.23						$ 0.23
Stock split ratio				5
Additional shares of stock issued for each share of stock held		4
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001

Stock-Based Compensation (Details) (USD $)	Jun. 30, 2012 2006 Plan stock options	Jun. 30, 2012 2012 Plan stock options	Jun. 30, 2012 Restricted common stock	Dec. 31, 2011 Restricted common stock	May 31, 2011 Restricted common stock Condaptive	Apr. 30, 2012 2012 Plan RSUs	Jun. 30, 2012 2012 Plan RSUs	Nov. 14, 2011 Stock Option Plans	Sep. 02, 2011 Stock Option Plans	Jul. 20, 2011 Stock Option Plans	Mar. 22, 2011 Stock Option Plans	Mar. 31, 2012 Stock Option Plans	Jan. 31, 2012 Stock Option Plans	Jun. 30, 2012 Stock Option Plans	Jun. 30, 2011 Stock Option Plans	Dec. 31, 2011 Stock Option Plans	Dec. 31, 2010 Stock Option Plans	Dec. 31, 2009 Stock Option Plans	Jun. 30, 2012 Stock Option Plans Minimum	Jun. 30, 2011 Stock Option Plans Minimum	Dec. 31, 2011 Stock Option Plans Minimum	Dec. 31, 2010 Stock Option Plans Minimum	Dec. 31, 2009 Stock Option Plans Minimum	Jun. 30, 2012 Stock Option Plans Maximum	Jun. 30, 2011 Stock Option Plans Maximum	Dec. 31, 2011 Stock Option Plans Maximum	Dec. 31, 2010 Stock Option Plans Maximum	Dec. 31, 2009 Stock Option Plans Maximum	Dec. 31, 2011 Stock Option Plans Non-employee third parties
Stock-Based Compensation
Shares reserved for issuance																10,470,855
Shares available for future grants		3,090,443														229,141
Vesting period							6 months									4 years													2 years
Expiration period																10 years
Non-cash stock-based compensation expense			$ 811,000	$ 973,000			$ 111,000							$ 1,100,000	$ 275,000	$ 859,000	$ 412,000	$ 212,000
Assumptions used for estimating the fair value of stock options granted to employees
Risk-free interest rate (as a percent)																			1.10%	2.30%	1.10%	1.30%	1.90%	1.30%	2.40%	2.40%	2.70%	2.70%
Expected life																			5 years 8 months 12 days	5 years 10 months 24 days	5 years 6 months	5 years	5 years	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 10 months 24 days
Expected volatility (as a percent)																			53.00%	46.00%	44.00%	46.00%	47.00%	54.00%	47.00%	54.00%	47.00%	49.00%
Dividend yield (as a percent)														0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value (in dollars per share)														$ 5.06	$ 1.3	$ 1.46	$ 0.33	$ 0.33
Number
Options outstanding at the beginning of the period (in shares)	7,147,391	142,250											7,650,498	7,650,498	6,495,430	6,495,430
Granted (in shares)								308,025	248,482	370,109	909,796	142,250	106,250	248,500		1,836,412
Exercised (in shares)														(558,709)		(581,090)
Forfeited (in shares)														(37,263)		(97,544)
Expired (in shares)														(13,385)		(2,710)
Options outstanding at the end of the period (in shares)	7,147,391	142,250												7,289,641		7,650,498	6,495,430
Options vested and exercisable at the end of the period (in shares)														4,974,293		4,826,270
Options vested and expected to vest at the end of the period (in shares)														7,246,937		7,554,968
Weighted-Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)													$ 1.11	$ 1.11	$ 0.44	$ 0.44
Granted (in dollars per share)								$ 4.02	$ 3.49	$ 3.49	$ 2.75	$ 13	$ 6	$ 10.01		$ 3.21
Exercised (in dollars per share)														$ 0.42		$ 0.29
Forfeited (in dollars per share)														$ 2.96		$ 1.26
Expired (in dollars per share)														$ 0.09		$ 0.76
Options outstanding at the end of the period (in dollars per share)														$ 1.46		$ 1.11	$ 0.44
Options vested and exercisable at the end of the period (in dollars per share)														$ 0.66		$ 0.46
Options vested and expected to vest at the end of the period (in dollars per share)														$ 1.44		$ 1.1
Weighted-Average Remaining Contractual Term (in years)
Options outstanding at the end of the period														6 years 11 months 26 days		7 years 3 months 29 days
Options vested and exercisable at the end of the period														6 years 2 months 23 days		6 years 5 months 8 days
Options vested and expected to vest at the end of the period														6 years 11 months 23 days		7 years 3 months 11 days
Aggregate Intrinsic Value
Options outstanding at the end of the period														85,511,000		37,406,000
Options vested and exercisable at the end of the period														62,351,000		26,748,000
Options vested and expected to vest at the end of the period														85,122,000		37,016,000
Stock-based compensation, additional disclosures
Compensation cost related to unvested awards not yet recognized														3,200,000		2,700,000
Weighted-average period over which unrecognized compensation expense is expected to be recognized			2 years 6 months	3 years										2 years 9 months 18 days		2 years 10 months 24 days
Aggregate intrinsic value of options exercised														9,000,000	860,000	1,700,000	991,000	465,000
Total fair value of shares which vested														942,000	1,000,000	471,000	323,000	114,000
Summary by grant date of the number of shares of common stock granted, exercise price and estimated fair value per share
Number of Shares Underlying Options Granted								308,025	248,482	370,109	909,796	142,250	106,250	248,500		1,836,412
Exercise Price per Share (in dollars per share)								$ 4.02	$ 3.49	$ 3.49	$ 2.75	$ 13	$ 6	$ 10.01		$ 3.21
Estimated Fair Value per Share (in dollars per share)								$ 4.02	$ 3.34	$ 3.34	$ 2.75
Restricted Common Stock
Number of shares issued to certain stockholders of acquiree entity who became employees of the Company					1,448,080	17,307
Fair value of restricted stock					4,500,000
Percentage of the shares that will be released from restriction at first anniversary					33.00%
Period of anniversary of issuance on which portion of the shares were released					1 year
Percentage of the shares that will be released from restriction on a monthly basis					2.78%
Maximum repurchase price of unvested shares (in dollars per share)					$ 0.001
Weighted-average period over which unrecognized compensation expense is expected to be recognized			2 years 6 months	3 years										2 years 9 months 18 days		2 years 10 months 24 days
Unrecognized compensation expense relating to the restricted stock awards and restricted stock units			4,300,000	3,500,000			114,000
Non-cash stock-based compensation expense			811,000	973,000			111,000							1,100,000	275,000	859,000	412,000	212,000
Aggregate intrinsic value of the unvested restricted stock			$ 12,400,000	$ 8,700,000

Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of loss before income tax
Domestic		$ (677,000)	$ (6,427,000)	$ (7,550,000)
Foreign		(96,000)	(672,000)
Total loss before income tax		(773,000)	(7,099,000)	(7,550,000)
Components of income tax (expense) benefit
Federal		439,000
State and local		57,000	(22,000)
Foreign		(10,000)
Total income tax (expense) benefit		486,000	(22,000)
Total income tax (expense) benefit allocation
Current		5,000	(22,000)
Deferred	483,000	481,000
Total income tax (expense) benefit		486,000	(22,000)
Reconciliation of the difference between the effective income tax rate and the statutory federal income tax rate
U.S. statutory Federal rate (as a percent)		34.00%	34.00%	34.00%
Increase (decrease) resulting from:
Expenses not deductible for tax purposes (as a percent)		(25.10%)	(0.80%)	(0.20%)
State income taxes, net of federal benefit (as a percent)		1.20%	(0.30%)
Stock compensation (as a percent)		(79.80%)
Changes in valuation allowance for deferred income taxes (as a percent)		133.60%	(34.20%)	(34.40%)
Other (as a percent)		(1.00%)	1.00%	0.60%
Effective tax rate (as a percent)		62.90%	(0.30%)	0.00%
Federal
Net operating loss carryforwards
Amount of net operating loss carryforwards		27,000,000
Foreign
Net operating loss carryforwards
Amount of net operating loss carryforwards		$ 57,000

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
U.S. net operating loss carryforwards	$ 10,150,000	$ 10,579,000
Foreign net operating loss carryforwards	10,000	141,000
Accrued expenses	542,000	517,000
Depreciation and amortization	5,000	52,000
Stock compensation	308,000	320,000
Other deferred tax assets	146,000	64,000
Gross deferred tax assets	11,161,000	11,673,000
Deferred tax liabilities:
Depreciation and amortization	(445,000)
Internally developed software	(750,000)
Prepaid expenses	(395,000)	(137,000)
Gross deferred tax liabilities	(1,590,000)	(137,000)
Valuation allowance	(9,577,000)	(11,536,000)
Deferred taxes, net of allowance	(6,000)
Decrease in valuation allowance for deferred tax assets	$ 2,000,000

Net Loss Per Common Share (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable convertible preferred stock: Series A-1
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		6,341,465	6,341,456	6,341,465	6,341,465
Redeemable convertible preferred stock: Series A-2
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		9,448,220	9,448,220	9,448,220	9,448,220
Redeemable convertible preferred stock: Series B
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		12,686,855	12,686,855	12,686,855	12,686,855
Redeemable convertible preferred stock: Series C
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		10,759,630	10,759,630	10,759,630	10,759,630
Redeemable convertible preferred stock: Series D
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding		8,442,833	8,442,833	8,442,833
Restricted common stock
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	943,043	1,448,080	1,448,080
Warrant to purchase Series B preferred stock/common stock
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	50,750	50,750	50,750	50,750	50,750
Stock options
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of weighted average common shares outstanding	7,289,641	6,918,527	7,650,498	6,495,430	6,965,349

Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 segment	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Segment and Geographic Information
Number of operating segments	1		1
Number of reportable segments	1		1
Revenue:
Domestic	$ 63,738	$ 40,868	$ 93,357	$ 46,322	$ 16,220
International	8,604	3,072	10,321	1,506
Total	$ 72,342	$ 43,940	$ 103,678	$ 47,828	$ 16,220

Employee Benefit Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Employee Benefit Plan
Matching contribution by employer (as a percent)	80.00%
Percentage of employee's deferred compensation for which the entity makes a matching contribution	5.00%
Contribution made		$ 18,000

Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Parties
Reduction to common stock based on the par value of the shares repurchased		$ 2,000
Reduction to additional paid-in capital	827,000	5,500,000
Price paid in excess of fair value recognized as compensation expense	153,000	1,000,000
Member of the executive team
Related Parties
Shares of common stock repurchased	300,761	2,001,829
Total consideration paid for common stock repurchased	$ 980,000	$ 6,500,000